Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Fidelity SAI Short-Term Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Short-Term Bond Fund
Class Name	Fidelity® SAI Short-Term Bond Fund
Trading Symbol	FZOMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Short-Term Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Short-Term Bond Fund	$ 11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
Net Assets	$ 3,861,084,246
Holdings Count | shares	434
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$3,861,084,246
Number of Holdings	434
Portfolio Turnover	111%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 47.1 AAA 13.7 AA 1.3 A 14.6 BBB 17.3 BB 1.2 Not Rated 3.7 Short-Term Investments and Net Other Assets (Liabilities) 1.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 47.1 AAA - 13.7 AA - 1.3 A - 14.6 BBB - 17.3 BB - 1.2 Not Rated - 3.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 47.0 Corporate Bonds 33.9 Asset-Backed Securities 14.8 CMOs and Other Mortgage Related Securities 3.1 U.S. Government Agency - Mortgage Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 47.0 Corporate Bonds - 33.9 Asset-Backed Securities - 14.8 CMOs and Other Mortgage Related Securities - 3.1 U.S. Government Agency - Mortgage Securities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 84.5 United Kingdom 3.9 Grand Cayman (UK Overseas Ter) 3.3 Germany 2.1 Ireland 1.3 Canada 1.2 France 1.1 Bailiwick Of Jersey 0.6 Japan 0.4 Others 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.5 United Kingdom - 3.9 Grand Cayman (UK Overseas Ter) - 3.3 Germany - 2.1 Ireland - 1.3 Canada - 1.2 France - 1.1 Bailiwick Of Jersey - 0.6 Japan - 0.4 Others - 1.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 47.0 Citigroup Inc 1.2 JPMorgan Chase & Co 1.1 Bank of America Corp 1.1 Goldman Sachs Group Inc/The 1.1 Wells Fargo & Co 1.0 Deutsche Bank AG/New York NY 0.9 HSBC Holdings PLC 0.9 Barclays PLC 0.9 General Motors Financial Co Inc 0.9 56.1
Fidelity SAI Low Duration Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Low Duration Bond Fund
Class Name	Fidelity® SAI Low Duration Bond Fund
Trading Symbol	FZOLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Low Duration Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Low Duration Bond Fund	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 2,743,423,157
Holdings Count | shares	261
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$2,743,423,157
Number of Holdings	261
Portfolio Turnover	44%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.7 AAA 21.4 AA 4.4 A 26.2 BBB 13.9 BB 0.3 Not Rated 2.3 Short-Term Investments and Net Other Assets (Liabilities) 7.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 23.7 AAA - 21.4 AA - 4.4 A - 26.2 BBB - 13.9 BB - 0.3 Not Rated - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 7.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 44.0 U.S. Treasury Obligations 23.7 Asset-Backed Securities 21.2 CMOs and Other Mortgage Related Securities 2.6 Other Investments 0.7 Short-Term Investments and Net Other Assets (Liabilities) 7.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 44.0 U.S. Treasury Obligations - 23.7 Asset-Backed Securities - 21.2 CMOs and Other Mortgage Related Securities - 2.6 Other Investments - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 7.8 United States 78.2 United Kingdom 4.2 Canada 4.0 Grand Cayman (UK Overseas Ter) 3.5 Netherlands 3.1 Germany 2.5 France 0.9 Australia 0.7 Ireland 0.6 Others 2.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 78.2 United Kingdom - 4.2 Canada - 4.0 Grand Cayman (UK Overseas Ter) - 3.5 Netherlands - 3.1 Germany - 2.5 France - 0.9 Australia - 0.7 Ireland - 0.6 Others - 2.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 23.7 Goldman Sachs Group Inc/The 1.4 GMF Floorplan Owner Revolving Trust 1.4 Wells Fargo & Co 1.3 NatWest Group PLC 1.3 JPMorgan Chase & Co 1.3 ING Groep NV 1.3 Svenska Handelsbanken/New York NY 1.2 Westpac Banking Corp 1.2 Bank of America Corp 1.2 35.3
Fidelity SAI Investment Grade Securitized Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Investment Grade Securitized Fund
Class Name	Fidelity® SAI Investment Grade Securitized Fund
Trading Symbol	FSMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Investment Grade Securitized Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Investment Grade Securitized Fund	$ 15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 940,500,330
Holdings Count | shares	1,553
Investment Company Portfolio Turnover	740.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$940,500,330
Number of Holdings	1,553
Portfolio Turnover	740%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 89.1 AAA 10.8 AA 0.5 A 0.1 BB 0.1 Not Rated 25.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 89.1 AAA - 10.8 AA - 0.5 A - 0.1 BB - 0.1 Not Rated - 25.7 Short-Term Investments and Net Other Assets (Liabilities) - (26.3)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 86.9 CMOs and Other Mortgage Related Securities 33.5 Asset-Backed Securities 3.5 U.S. Treasury Obligations 2.2 Options 0.2 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 86.9 CMOs and Other Mortgage Related Securities - 33.5 Asset-Backed Securities - 3.5 U.S. Treasury Obligations - 2.2 Options - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (26.3)% United States 99.9 Canada 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.9 Canada - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 31.2 Ginnie Mae II Pool 23.0 Freddie Mac Gold Pool 18.0 Freddie Mac Multifamily Structured pass-thru certificates 12.0 Uniform Mortgage Backed Securities 10.2 Fannie Mae Guaranteed REMIC 4.6 Ginnie Mae I Pool 4.2 Freddie Mac Non Gold Pool 2.0 US Treasury Notes 1.5 Wells Fargo Commercial Mortgage Trust 1.5 108.2
Fidelity Investment Grade Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond Fund
Class Name	Fidelity® Investment Grade Bond Fund
Trading Symbol	FBNDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Bond Fund	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 12,273,483,227
Holdings Count | shares	4,138
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$12,273,483,227
Number of Holdings	4,138
Portfolio Turnover	134%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 61.1 AAA 6.6 AA 1.0 A 7.3 BBB 13.8 BB 2.9 B 1.0 CCC,CC,C 0.0 Not Rated 6.9 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 61.1 AAA - 6.6 AA - 1.0 A - 7.3 BBB - 13.8 BB - 2.9 B - 1.0 CCC,CC,C - 0.0 Not Rated - 6.9 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.6)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 48.3 Corporate Bonds 22.6 U.S. Government Agency - Mortgage Securities 12.8 Asset-Backed Securities 9.2 CMOs and Other Mortgage Related Securities 7.4 Preferred Securities 0.2 Bank Loan Obligations 0.1 Other Investments 0.0 Options 0.0 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 48.3 Corporate Bonds - 22.6 U.S. Government Agency - Mortgage Securities - 12.8 Asset-Backed Securities - 9.2 CMOs and Other Mortgage Related Securities - 7.4 Preferred Securities - 0.2 Bank Loan Obligations - 0.1 Other Investments - 0.0 Options - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.6)% United States 91.2 Grand Cayman (UK Overseas Ter) 4.4 Bailiwick Of Jersey 0.8 Mexico 0.8 Germany 0.6 United Kingdom 0.6 Ireland 0.5 Switzerland 0.3 Multi-national 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.2 Grand Cayman (UK Overseas Ter) - 4.4 Bailiwick Of Jersey - 0.8 Mexico - 0.8 Germany - 0.6 United Kingdom - 0.6 Ireland - 0.5 Switzerland - 0.3 Multi-national - 0.2 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 37.7 US Treasury Bonds 10.6 Fannie Mae Mortgage pass-thru certificates 3.6 Ginnie Mae II Pool 3.5 Freddie Mac Gold Pool 3.1 Uniform Mortgage Backed Securities 2.2 Freddie Mac Multifamily Structured pass-thru certificates 1.4 Citigroup Inc 1.3 Bank of America Corp 1.1 JPMorgan Chase & Co 0.9 65.4
Fidelity Advisor Investment Grade Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond Fund
Class Name	Fidelity Advisor® Investment Grade Bond Fund Class Z
Trading Symbol	FIKQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 12,273,483,227
Holdings Count | shares	4,138
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$12,273,483,227
Number of Holdings	4,138
Portfolio Turnover	134%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 61.1 AAA 6.6 AA 1.0 A 7.3 BBB 13.8 BB 2.9 B 1.0 CCC,CC,C 0.0 Not Rated 6.9 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 61.1 AAA - 6.6 AA - 1.0 A - 7.3 BBB - 13.8 BB - 2.9 B - 1.0 CCC,CC,C - 0.0 Not Rated - 6.9 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.6)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 48.3 Corporate Bonds 22.6 U.S. Government Agency - Mortgage Securities 12.8 Asset-Backed Securities 9.2 CMOs and Other Mortgage Related Securities 7.4 Preferred Securities 0.2 Bank Loan Obligations 0.1 Other Investments 0.0 Options 0.0 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 48.3 Corporate Bonds - 22.6 U.S. Government Agency - Mortgage Securities - 12.8 Asset-Backed Securities - 9.2 CMOs and Other Mortgage Related Securities - 7.4 Preferred Securities - 0.2 Bank Loan Obligations - 0.1 Other Investments - 0.0 Options - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.6)% United States 91.2 Grand Cayman (UK Overseas Ter) 4.4 Bailiwick Of Jersey 0.8 Mexico 0.8 Germany 0.6 United Kingdom 0.6 Ireland 0.5 Switzerland 0.3 Multi-national 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.2 Grand Cayman (UK Overseas Ter) - 4.4 Bailiwick Of Jersey - 0.8 Mexico - 0.8 Germany - 0.6 United Kingdom - 0.6 Ireland - 0.5 Switzerland - 0.3 Multi-national - 0.2 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 37.7 US Treasury Bonds 10.6 Fannie Mae Mortgage pass-thru certificates 3.6 Ginnie Mae II Pool 3.5 Freddie Mac Gold Pool 3.1 Uniform Mortgage Backed Securities 2.2 Freddie Mac Multifamily Structured pass-thru certificates 1.4 Citigroup Inc 1.3 Bank of America Corp 1.1 JPMorgan Chase & Co 0.9 65.4
Fidelity Advisor Investment Grade Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond Fund
Class Name	Fidelity Advisor® Investment Grade Bond Fund Class M
Trading Symbol	FGBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 12,273,483,227
Holdings Count | shares	4,138
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$12,273,483,227
Number of Holdings	4,138
Portfolio Turnover	134%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 61.1 AAA 6.6 AA 1.0 A 7.3 BBB 13.8 BB 2.9 B 1.0 CCC,CC,C 0.0 Not Rated 6.9 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 61.1 AAA - 6.6 AA - 1.0 A - 7.3 BBB - 13.8 BB - 2.9 B - 1.0 CCC,CC,C - 0.0 Not Rated - 6.9 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.6)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 48.3 Corporate Bonds 22.6 U.S. Government Agency - Mortgage Securities 12.8 Asset-Backed Securities 9.2 CMOs and Other Mortgage Related Securities 7.4 Preferred Securities 0.2 Bank Loan Obligations 0.1 Other Investments 0.0 Options 0.0 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 48.3 Corporate Bonds - 22.6 U.S. Government Agency - Mortgage Securities - 12.8 Asset-Backed Securities - 9.2 CMOs and Other Mortgage Related Securities - 7.4 Preferred Securities - 0.2 Bank Loan Obligations - 0.1 Other Investments - 0.0 Options - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.6)% United States 91.2 Grand Cayman (UK Overseas Ter) 4.4 Bailiwick Of Jersey 0.8 Mexico 0.8 Germany 0.6 United Kingdom 0.6 Ireland 0.5 Switzerland 0.3 Multi-national 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.2 Grand Cayman (UK Overseas Ter) - 4.4 Bailiwick Of Jersey - 0.8 Mexico - 0.8 Germany - 0.6 United Kingdom - 0.6 Ireland - 0.5 Switzerland - 0.3 Multi-national - 0.2 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 37.7 US Treasury Bonds 10.6 Fannie Mae Mortgage pass-thru certificates 3.6 Ginnie Mae II Pool 3.5 Freddie Mac Gold Pool 3.1 Uniform Mortgage Backed Securities 2.2 Freddie Mac Multifamily Structured pass-thru certificates 1.4 Citigroup Inc 1.3 Bank of America Corp 1.1 JPMorgan Chase & Co 0.9 65.4
Fidelity Advisor Investment Grade Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond Fund
Class Name	Fidelity Advisor® Investment Grade Bond Fund Class I
Trading Symbol	FGBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 12,273,483,227
Holdings Count | shares	4,138
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$12,273,483,227
Number of Holdings	4,138
Portfolio Turnover	134%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 61.1 AAA 6.6 AA 1.0 A 7.3 BBB 13.8 BB 2.9 B 1.0 CCC,CC,C 0.0 Not Rated 6.9 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 61.1 AAA - 6.6 AA - 1.0 A - 7.3 BBB - 13.8 BB - 2.9 B - 1.0 CCC,CC,C - 0.0 Not Rated - 6.9 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.6)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 48.3 Corporate Bonds 22.6 U.S. Government Agency - Mortgage Securities 12.8 Asset-Backed Securities 9.2 CMOs and Other Mortgage Related Securities 7.4 Preferred Securities 0.2 Bank Loan Obligations 0.1 Other Investments 0.0 Options 0.0 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 48.3 Corporate Bonds - 22.6 U.S. Government Agency - Mortgage Securities - 12.8 Asset-Backed Securities - 9.2 CMOs and Other Mortgage Related Securities - 7.4 Preferred Securities - 0.2 Bank Loan Obligations - 0.1 Other Investments - 0.0 Options - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.6)% United States 91.2 Grand Cayman (UK Overseas Ter) 4.4 Bailiwick Of Jersey 0.8 Mexico 0.8 Germany 0.6 United Kingdom 0.6 Ireland 0.5 Switzerland 0.3 Multi-national 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.2 Grand Cayman (UK Overseas Ter) - 4.4 Bailiwick Of Jersey - 0.8 Mexico - 0.8 Germany - 0.6 United Kingdom - 0.6 Ireland - 0.5 Switzerland - 0.3 Multi-national - 0.2 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 37.7 US Treasury Bonds 10.6 Fannie Mae Mortgage pass-thru certificates 3.6 Ginnie Mae II Pool 3.5 Freddie Mac Gold Pool 3.1 Uniform Mortgage Backed Securities 2.2 Freddie Mac Multifamily Structured pass-thru certificates 1.4 Citigroup Inc 1.3 Bank of America Corp 1.1 JPMorgan Chase & Co 0.9 65.4
Fidelity Advisor Investment Grade Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond Fund
Class Name	Fidelity Advisor® Investment Grade Bond Fund Class C
Trading Symbol	FGBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 77	1.53%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.53%
Net Assets	$ 12,273,483,227
Holdings Count | shares	4,138
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$12,273,483,227
Number of Holdings	4,138
Portfolio Turnover	134%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 61.1 AAA 6.6 AA 1.0 A 7.3 BBB 13.8 BB 2.9 B 1.0 CCC,CC,C 0.0 Not Rated 6.9 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 61.1 AAA - 6.6 AA - 1.0 A - 7.3 BBB - 13.8 BB - 2.9 B - 1.0 CCC,CC,C - 0.0 Not Rated - 6.9 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.6)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 48.3 Corporate Bonds 22.6 U.S. Government Agency - Mortgage Securities 12.8 Asset-Backed Securities 9.2 CMOs and Other Mortgage Related Securities 7.4 Preferred Securities 0.2 Bank Loan Obligations 0.1 Other Investments 0.0 Options 0.0 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 48.3 Corporate Bonds - 22.6 U.S. Government Agency - Mortgage Securities - 12.8 Asset-Backed Securities - 9.2 CMOs and Other Mortgage Related Securities - 7.4 Preferred Securities - 0.2 Bank Loan Obligations - 0.1 Other Investments - 0.0 Options - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.6)% United States 91.2 Grand Cayman (UK Overseas Ter) 4.4 Bailiwick Of Jersey 0.8 Mexico 0.8 Germany 0.6 United Kingdom 0.6 Ireland 0.5 Switzerland 0.3 Multi-national 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.2 Grand Cayman (UK Overseas Ter) - 4.4 Bailiwick Of Jersey - 0.8 Mexico - 0.8 Germany - 0.6 United Kingdom - 0.6 Ireland - 0.5 Switzerland - 0.3 Multi-national - 0.2 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 37.7 US Treasury Bonds 10.6 Fannie Mae Mortgage pass-thru certificates 3.6 Ginnie Mae II Pool 3.5 Freddie Mac Gold Pool 3.1 Uniform Mortgage Backed Securities 2.2 Freddie Mac Multifamily Structured pass-thru certificates 1.4 Citigroup Inc 1.3 Bank of America Corp 1.1 JPMorgan Chase & Co 0.9 65.4
Fidelity Advisor Investment Grade Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond Fund
Class Name	Fidelity Advisor® Investment Grade Bond Fund Class A
Trading Symbol	FGBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 12,273,483,227
Holdings Count | shares	4,138
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$12,273,483,227
Number of Holdings	4,138
Portfolio Turnover	134%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 61.1 AAA 6.6 AA 1.0 A 7.3 BBB 13.8 BB 2.9 B 1.0 CCC,CC,C 0.0 Not Rated 6.9 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 61.1 AAA - 6.6 AA - 1.0 A - 7.3 BBB - 13.8 BB - 2.9 B - 1.0 CCC,CC,C - 0.0 Not Rated - 6.9 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.6)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 48.3 Corporate Bonds 22.6 U.S. Government Agency - Mortgage Securities 12.8 Asset-Backed Securities 9.2 CMOs and Other Mortgage Related Securities 7.4 Preferred Securities 0.2 Bank Loan Obligations 0.1 Other Investments 0.0 Options 0.0 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 48.3 Corporate Bonds - 22.6 U.S. Government Agency - Mortgage Securities - 12.8 Asset-Backed Securities - 9.2 CMOs and Other Mortgage Related Securities - 7.4 Preferred Securities - 0.2 Bank Loan Obligations - 0.1 Other Investments - 0.0 Options - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.6)% United States 91.2 Grand Cayman (UK Overseas Ter) 4.4 Bailiwick Of Jersey 0.8 Mexico 0.8 Germany 0.6 United Kingdom 0.6 Ireland 0.5 Switzerland 0.3 Multi-national 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.2 Grand Cayman (UK Overseas Ter) - 4.4 Bailiwick Of Jersey - 0.8 Mexico - 0.8 Germany - 0.6 United Kingdom - 0.6 Ireland - 0.5 Switzerland - 0.3 Multi-national - 0.2 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 37.7 US Treasury Bonds 10.6 Fannie Mae Mortgage pass-thru certificates 3.6 Ginnie Mae II Pool 3.5 Freddie Mac Gold Pool 3.1 Uniform Mortgage Backed Securities 2.2 Freddie Mac Multifamily Structured pass-thru certificates 1.4 Citigroup Inc 1.3 Bank of America Corp 1.1 JPMorgan Chase & Co 0.9 65.4
Fidelity Intermediate Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Bond Fund
Class Name	Fidelity® Intermediate Bond Fund
Trading Symbol	FTHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Intermediate Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Bond Fund	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 5,001,313,448
Holdings Count | shares	697
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$5,001,313,448
Number of Holdings	697
Portfolio Turnover	48%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 44.3 AAA 10.3 AA 1.3 A 16.2 BBB 21.9 BB 1.4 B 0.5 CCC,CC,C 0.0 Not Rated 3.5 Short-Term Investments and Net Other Assets (Liabilities) 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 44.3 AAA - 10.3 AA - 1.3 A - 16.2 BBB - 21.9 BB - 1.4 B - 0.5 CCC,CC,C - 0.0 Not Rated - 3.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 44.2 Corporate Bonds 39.3 Asset-Backed Securities 11.2 CMOs and Other Mortgage Related Securities 4.3 Foreign Government and Government Agency Obligations 0.3 U.S. Government Agency - Mortgage Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 44.2 Corporate Bonds - 39.3 Asset-Backed Securities - 11.2 CMOs and Other Mortgage Related Securities - 4.3 Foreign Government and Government Agency Obligations - 0.3 U.S. Government Agency - Mortgage Securities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 82.3 United Kingdom 4.1 Grand Cayman (UK Overseas Ter) 3.3 Germany 1.8 Canada 1.6 Japan 1.5 Ireland 1.3 Bailiwick Of Jersey 0.9 France 0.9 Others 2.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.3 United Kingdom - 4.1 Grand Cayman (UK Overseas Ter) - 3.3 Germany - 1.8 Canada - 1.6 Japan - 1.5 Ireland - 1.3 Bailiwick Of Jersey - 0.9 France - 0.9 Others - 2.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 44.2 Morgan Stanley 1.6 Wells Fargo & Co 1.3 Bank of America Corp 1.2 JPMorgan Chase & Co 1.1 Deutsche Bank AG/New York NY 1.0 HSBC Holdings PLC 0.9 General Motors Financial Co Inc 0.8 Barclays PLC 0.7 NatWest Group PLC 0.7 53.5
Fidelity Flex U.S. Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® U.S. Bond Index Fund
Class Name	Fidelity Flex® U.S. Bond Index Fund
Trading Symbol	FIBUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® U.S. Bond Index Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® U.S. Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 3,786,816,850
Holdings Count | shares	5,601
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$3,786,816,850
Number of Holdings	5,601
Portfolio Turnover	68%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 69.7 AAA 2.8 AA 3.4 A 13.2 BBB 10.0 BB 0.6 Not Rated 0.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 69.7 AAA - 2.8 AA - 3.4 A - 13.2 BBB - 10.0 BB - 0.6 Not Rated - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 45.8 Corporate Bonds 26.9 U.S. Government Agency - Mortgage Securities 23.5 CMOs and Other Mortgage Related Securities 1.3 Foreign Government and Government Agency Obligations 1.3 Asset-Backed Securities 0.5 U.S. Government Agency Obligations 0.4 Municipal Securities 0.3 Other Investments 0.1 Preferred Securities 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 45.8 Corporate Bonds - 26.9 U.S. Government Agency - Mortgage Securities - 23.5 CMOs and Other Mortgage Related Securities - 1.3 Foreign Government and Government Agency Obligations - 1.3 Asset-Backed Securities - 0.5 U.S. Government Agency Obligations - 0.4 Municipal Securities - 0.3 Other Investments - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 94.4 Canada 1.1 United Kingdom 1.0 Multi-national 0.7 Japan 0.5 Mexico 0.3 Germany 0.2 Spain 0.2 Australia 0.2 Others 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.4 Canada - 1.1 United Kingdom - 1.0 Multi-national - 0.7 Japan - 0.5 Mexico - 0.3 Germany - 0.2 Spain - 0.2 Australia - 0.2 Others - 1.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 35.7 US Treasury Bonds 10.1 Fannie Mae Mortgage pass-thru certificates 9.8 Freddie Mac Gold Pool 6.8 Ginnie Mae II Pool 5.0 Uniform Mortgage Backed Securities 0.8 Freddie Mac Multifamily Structured pass-thru certificates 0.7 Bank of America Corp 0.7 JPMorgan Chase & Co 0.7 Ginnie Mae I Pool 0.6 70.9
Fidelity Flex Conservative Income Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Conservative Income Bond Fund
Class Name	Fidelity Flex® Conservative Income Bond Fund
Trading Symbol	FJTDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Conservative Income Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Conservative Income Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 699,517,462
Holdings Count | shares	344
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$699,517,462
Number of Holdings	344
Portfolio Turnover	54%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.1 AAA 15.0 AA 4.3 A 26.2 BBB 8.3 Not Rated 0.9 Short-Term Investments and Net Other Assets (Liabilities) 23.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.1 AAA - 15.0 AA - 4.3 A - 26.2 BBB - 8.3 Not Rated - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 23.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 38.6 U.S. Treasury Obligations 22.1 Asset-Backed Securities 15.9 Other Investments 0.2 Short-Term Investments and Net Other Assets (Liabilities) 23.2 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 38.6 U.S. Treasury Obligations - 22.1 Asset-Backed Securities - 15.9 Other Investments - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 23.2 United States 85.5 Canada 4.3 United Kingdom 2.7 Netherlands 2.5 Germany 1.8 Japan 0.7 Switzerland 0.7 Australia 0.6 Ireland 0.3 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.5 Canada - 4.3 United Kingdom - 2.7 Netherlands - 2.5 Germany - 1.8 Japan - 0.7 Switzerland - 0.7 Australia - 0.6 Ireland - 0.3 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bill 15.1 US Treasury Notes 7.0 Mitsubishi UFJ Trust & Banking Corp/NY 1.6 Bank of America Corp 1.6 Goldman Sachs Group Inc/The 1.4 GMF Floorplan Owner Revolving Trust 1.4 Bank of Montreal 1.3 Wells Fargo & Co 1.2 Sumitomo Mitsui Banking Corp/New York 1.2 JPMorgan Chase & Co 1.2 33.0
Fidelity Corporate Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Corporate Bond Fund
Class Name	Fidelity® Corporate Bond Fund
Trading Symbol	FCBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Corporate Bond Fund	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 2,092,705,067
Holdings Count | shares	612
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$2,092,705,067
Number of Holdings	612
Portfolio Turnover	51%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 4.7 AAA 0.0 AA 2.7 A 25.1 BBB 60.0 BB 3.7 B 1.2 Not Rated 0.4 Short-Term Investments and Net Other Assets (Liabilities) 2.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 4.7 AAA - 0.0 AA - 2.7 A - 25.1 BBB - 60.0 BB - 3.7 B - 1.2 Not Rated - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 90.5 U.S. Treasury Obligations 4.7 Asset-Backed Securities 1.8 CMOs and Other Mortgage Related Securities 0.4 Preferred Securities 0.3 Foreign Government and Government Agency Obligations 0.1 Other Investments 0.0 Municipal Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 90.5 U.S. Treasury Obligations - 4.7 Asset-Backed Securities - 1.8 CMOs and Other Mortgage Related Securities - 0.4 Preferred Securities - 0.3 Foreign Government and Government Agency Obligations - 0.1 Other Investments - 0.0 Municipal Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 United States 82.6 Canada 3.5 United Kingdom 3.4 Ireland 2.4 Germany 1.6 France 1.0 Belgium 0.8 Australia 0.8 Switzerland 0.8 Others 3.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.6 Canada - 3.5 United Kingdom - 3.4 Ireland - 2.4 Germany - 1.6 France - 1.0 Belgium - 0.8 Australia - 0.8 Switzerland - 0.8 Others - 3.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 4.7 JPMorgan Chase & Co 2.3 Oracle Corp 2.0 Broadcom Inc 1.9 Bank of America Corp 1.8 Morgan Stanley 1.8 Wells Fargo & Co 1.5 Boeing Co 1.3 Verizon Communications Inc 1.3 Meta Platforms Inc 1.2 19.8
Fidelity Advisor Corporate Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Corporate Bond Fund
Class Name	Fidelity Advisor® Corporate Bond Fund Class Z
Trading Symbol	FIKOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 2,092,705,067
Holdings Count | shares	612
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$2,092,705,067
Number of Holdings	612
Portfolio Turnover	51%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 4.7 AAA 0.0 AA 2.7 A 25.1 BBB 60.0 BB 3.7 B 1.2 Not Rated 0.4 Short-Term Investments and Net Other Assets (Liabilities) 2.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 4.7 AAA - 0.0 AA - 2.7 A - 25.1 BBB - 60.0 BB - 3.7 B - 1.2 Not Rated - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 90.5 U.S. Treasury Obligations 4.7 Asset-Backed Securities 1.8 CMOs and Other Mortgage Related Securities 0.4 Preferred Securities 0.3 Foreign Government and Government Agency Obligations 0.1 Other Investments 0.0 Municipal Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 90.5 U.S. Treasury Obligations - 4.7 Asset-Backed Securities - 1.8 CMOs and Other Mortgage Related Securities - 0.4 Preferred Securities - 0.3 Foreign Government and Government Agency Obligations - 0.1 Other Investments - 0.0 Municipal Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 United States 82.6 Canada 3.5 United Kingdom 3.4 Ireland 2.4 Germany 1.6 France 1.0 Belgium 0.8 Australia 0.8 Switzerland 0.8 Others 3.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.6 Canada - 3.5 United Kingdom - 3.4 Ireland - 2.4 Germany - 1.6 France - 1.0 Belgium - 0.8 Australia - 0.8 Switzerland - 0.8 Others - 3.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 4.7 JPMorgan Chase & Co 2.3 Oracle Corp 2.0 Broadcom Inc 1.9 Bank of America Corp 1.8 Morgan Stanley 1.8 Wells Fargo & Co 1.5 Boeing Co 1.3 Verizon Communications Inc 1.3 Meta Platforms Inc 1.2 19.8
Fidelity Advisor Corporate Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Corporate Bond Fund
Class Name	Fidelity Advisor® Corporate Bond Fund Class M
Trading Symbol	FCBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Net Assets	$ 2,092,705,067
Holdings Count | shares	612
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$2,092,705,067
Number of Holdings	612
Portfolio Turnover	51%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 4.7 AAA 0.0 AA 2.7 A 25.1 BBB 60.0 BB 3.7 B 1.2 Not Rated 0.4 Short-Term Investments and Net Other Assets (Liabilities) 2.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 4.7 AAA - 0.0 AA - 2.7 A - 25.1 BBB - 60.0 BB - 3.7 B - 1.2 Not Rated - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 90.5 U.S. Treasury Obligations 4.7 Asset-Backed Securities 1.8 CMOs and Other Mortgage Related Securities 0.4 Preferred Securities 0.3 Foreign Government and Government Agency Obligations 0.1 Other Investments 0.0 Municipal Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 90.5 U.S. Treasury Obligations - 4.7 Asset-Backed Securities - 1.8 CMOs and Other Mortgage Related Securities - 0.4 Preferred Securities - 0.3 Foreign Government and Government Agency Obligations - 0.1 Other Investments - 0.0 Municipal Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 United States 82.6 Canada 3.5 United Kingdom 3.4 Ireland 2.4 Germany 1.6 France 1.0 Belgium 0.8 Australia 0.8 Switzerland 0.8 Others 3.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.6 Canada - 3.5 United Kingdom - 3.4 Ireland - 2.4 Germany - 1.6 France - 1.0 Belgium - 0.8 Australia - 0.8 Switzerland - 0.8 Others - 3.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 4.7 JPMorgan Chase & Co 2.3 Oracle Corp 2.0 Broadcom Inc 1.9 Bank of America Corp 1.8 Morgan Stanley 1.8 Wells Fargo & Co 1.5 Boeing Co 1.3 Verizon Communications Inc 1.3 Meta Platforms Inc 1.2 19.8
Fidelity Advisor Corporate Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Corporate Bond Fund
Class Name	Fidelity Advisor® Corporate Bond Fund Class I
Trading Symbol	FCBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 2,092,705,067
Holdings Count | shares	612
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$2,092,705,067
Number of Holdings	612
Portfolio Turnover	51%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 4.7 AAA 0.0 AA 2.7 A 25.1 BBB 60.0 BB 3.7 B 1.2 Not Rated 0.4 Short-Term Investments and Net Other Assets (Liabilities) 2.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 4.7 AAA - 0.0 AA - 2.7 A - 25.1 BBB - 60.0 BB - 3.7 B - 1.2 Not Rated - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 90.5 U.S. Treasury Obligations 4.7 Asset-Backed Securities 1.8 CMOs and Other Mortgage Related Securities 0.4 Preferred Securities 0.3 Foreign Government and Government Agency Obligations 0.1 Other Investments 0.0 Municipal Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 90.5 U.S. Treasury Obligations - 4.7 Asset-Backed Securities - 1.8 CMOs and Other Mortgage Related Securities - 0.4 Preferred Securities - 0.3 Foreign Government and Government Agency Obligations - 0.1 Other Investments - 0.0 Municipal Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 United States 82.6 Canada 3.5 United Kingdom 3.4 Ireland 2.4 Germany 1.6 France 1.0 Belgium 0.8 Australia 0.8 Switzerland 0.8 Others 3.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.6 Canada - 3.5 United Kingdom - 3.4 Ireland - 2.4 Germany - 1.6 France - 1.0 Belgium - 0.8 Australia - 0.8 Switzerland - 0.8 Others - 3.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 4.7 JPMorgan Chase & Co 2.3 Oracle Corp 2.0 Broadcom Inc 1.9 Bank of America Corp 1.8 Morgan Stanley 1.8 Wells Fargo & Co 1.5 Boeing Co 1.3 Verizon Communications Inc 1.3 Meta Platforms Inc 1.2 19.8
Fidelity Advisor Corporate Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Corporate Bond Fund
Class Name	Fidelity Advisor® Corporate Bond Fund Class C
Trading Symbol	FCCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 77	1.53%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.53%
Net Assets	$ 2,092,705,067
Holdings Count | shares	612
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$2,092,705,067
Number of Holdings	612
Portfolio Turnover	51%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 4.7 AAA 0.0 AA 2.7 A 25.1 BBB 60.0 BB 3.7 B 1.2 Not Rated 0.4 Short-Term Investments and Net Other Assets (Liabilities) 2.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 4.7 AAA - 0.0 AA - 2.7 A - 25.1 BBB - 60.0 BB - 3.7 B - 1.2 Not Rated - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 90.5 U.S. Treasury Obligations 4.7 Asset-Backed Securities 1.8 CMOs and Other Mortgage Related Securities 0.4 Preferred Securities 0.3 Foreign Government and Government Agency Obligations 0.1 Other Investments 0.0 Municipal Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 90.5 U.S. Treasury Obligations - 4.7 Asset-Backed Securities - 1.8 CMOs and Other Mortgage Related Securities - 0.4 Preferred Securities - 0.3 Foreign Government and Government Agency Obligations - 0.1 Other Investments - 0.0 Municipal Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 United States 82.6 Canada 3.5 United Kingdom 3.4 Ireland 2.4 Germany 1.6 France 1.0 Belgium 0.8 Australia 0.8 Switzerland 0.8 Others 3.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.6 Canada - 3.5 United Kingdom - 3.4 Ireland - 2.4 Germany - 1.6 France - 1.0 Belgium - 0.8 Australia - 0.8 Switzerland - 0.8 Others - 3.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 4.7 JPMorgan Chase & Co 2.3 Oracle Corp 2.0 Broadcom Inc 1.9 Bank of America Corp 1.8 Morgan Stanley 1.8 Wells Fargo & Co 1.5 Boeing Co 1.3 Verizon Communications Inc 1.3 Meta Platforms Inc 1.2 19.8
Fidelity Advisor Corporate Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Corporate Bond Fund
Class Name	Fidelity Advisor® Corporate Bond Fund Class A
Trading Symbol	FCBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Net Assets	$ 2,092,705,067
Holdings Count | shares	612
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$2,092,705,067
Number of Holdings	612
Portfolio Turnover	51%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 4.7 AAA 0.0 AA 2.7 A 25.1 BBB 60.0 BB 3.7 B 1.2 Not Rated 0.4 Short-Term Investments and Net Other Assets (Liabilities) 2.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 4.7 AAA - 0.0 AA - 2.7 A - 25.1 BBB - 60.0 BB - 3.7 B - 1.2 Not Rated - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 90.5 U.S. Treasury Obligations 4.7 Asset-Backed Securities 1.8 CMOs and Other Mortgage Related Securities 0.4 Preferred Securities 0.3 Foreign Government and Government Agency Obligations 0.1 Other Investments 0.0 Municipal Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 90.5 U.S. Treasury Obligations - 4.7 Asset-Backed Securities - 1.8 CMOs and Other Mortgage Related Securities - 0.4 Preferred Securities - 0.3 Foreign Government and Government Agency Obligations - 0.1 Other Investments - 0.0 Municipal Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 United States 82.6 Canada 3.5 United Kingdom 3.4 Ireland 2.4 Germany 1.6 France 1.0 Belgium 0.8 Australia 0.8 Switzerland 0.8 Others 3.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.6 Canada - 3.5 United Kingdom - 3.4 Ireland - 2.4 Germany - 1.6 France - 1.0 Belgium - 0.8 Australia - 0.8 Switzerland - 0.8 Others - 3.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 4.7 JPMorgan Chase & Co 2.3 Oracle Corp 2.0 Broadcom Inc 1.9 Bank of America Corp 1.8 Morgan Stanley 1.8 Wells Fargo & Co 1.5 Boeing Co 1.3 Verizon Communications Inc 1.3 Meta Platforms Inc 1.2 19.8
Fidelity Conservative Income Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Conservative Income Bond Fund
Class Name	Fidelity® Conservative Income Bond Fund
Trading Symbol	FCNVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Conservative Income Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Conservative Income Bond Fund	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 7,191,772,266
Holdings Count | shares	320
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$7,191,772,266
Number of Holdings	320
Portfolio Turnover	59%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 19.0 AAA 15.5 AA 5.6 A 27.7 BBB 7.6 Not Rated 0.8 Short-Term Investments and Net Other Assets (Liabilities) 23.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 19.0 AAA - 15.5 AA - 5.6 A - 27.7 BBB - 7.6 Not Rated - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 23.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 40.8 U.S. Treasury Obligations 19.0 Asset-Backed Securities 16.3 Other Investments 0.1 Short-Term Investments and Net Other Assets (Liabilities) 23.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 40.8 U.S. Treasury Obligations - 19.0 Asset-Backed Securities - 16.3 Other Investments - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 23.8 United States 84.1 Canada 5.0 United Kingdom 2.6 Germany 2.5 Netherlands 2.0 Japan 0.8 Australia 0.7 France 0.5 Switzerland 0.5 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.1 Canada - 5.0 United Kingdom - 2.6 Germany - 2.5 Netherlands - 2.0 Japan - 0.8 Australia - 0.7 France - 0.5 Switzerland - 0.5 Others - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bill 12.6 US Treasury Notes 6.4 Bank of Montreal 1.6 Royal Bank of Canada 1.6 Mitsubishi UFJ Trust & Banking Corp/NY 1.6 Wells Fargo & Co 1.6 Goldman Sachs Group Inc/The 1.5 JPMorgan Chase & Co 1.2 Bank of Nova Scotia/Houston 1.1 Sumitomo Mitsui Banking Corp/New York 1.1 30.3
Fidelity Advisor Conservative Income Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Conservative Income Bond Fund
Class Name	Fidelity Advisor® Conservative Income Bond Fund Class Z
Trading Symbol	FCNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Conservative Income Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 7,191,772,266
Holdings Count | shares	320
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$7,191,772,266
Number of Holdings	320
Portfolio Turnover	59%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 19.0 AAA 15.5 AA 5.6 A 27.7 BBB 7.6 Not Rated 0.8 Short-Term Investments and Net Other Assets (Liabilities) 23.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 19.0 AAA - 15.5 AA - 5.6 A - 27.7 BBB - 7.6 Not Rated - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 23.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 40.8 U.S. Treasury Obligations 19.0 Asset-Backed Securities 16.3 Other Investments 0.1 Short-Term Investments and Net Other Assets (Liabilities) 23.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 40.8 U.S. Treasury Obligations - 19.0 Asset-Backed Securities - 16.3 Other Investments - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 23.8 United States 84.1 Canada 5.0 United Kingdom 2.6 Germany 2.5 Netherlands 2.0 Japan 0.8 Australia 0.7 France 0.5 Switzerland 0.5 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.1 Canada - 5.0 United Kingdom - 2.6 Germany - 2.5 Netherlands - 2.0 Japan - 0.8 Australia - 0.7 France - 0.5 Switzerland - 0.5 Others - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bill 12.6 US Treasury Notes 6.4 Bank of Montreal 1.6 Royal Bank of Canada 1.6 Mitsubishi UFJ Trust & Banking Corp/NY 1.6 Wells Fargo & Co 1.6 Goldman Sachs Group Inc/The 1.5 JPMorgan Chase & Co 1.2 Bank of Nova Scotia/Houston 1.1 Sumitomo Mitsui Banking Corp/New York 1.1 30.3
Fidelity Advisor Conservative Income Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Conservative Income Bond Fund
Class Name	Fidelity Advisor® Conservative Income Bond Fund Class I
Trading Symbol	FCNWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Conservative Income Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 7,191,772,266
Holdings Count | shares	320
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$7,191,772,266
Number of Holdings	320
Portfolio Turnover	59%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 19.0 AAA 15.5 AA 5.6 A 27.7 BBB 7.6 Not Rated 0.8 Short-Term Investments and Net Other Assets (Liabilities) 23.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 19.0 AAA - 15.5 AA - 5.6 A - 27.7 BBB - 7.6 Not Rated - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 23.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 40.8 U.S. Treasury Obligations 19.0 Asset-Backed Securities 16.3 Other Investments 0.1 Short-Term Investments and Net Other Assets (Liabilities) 23.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 40.8 U.S. Treasury Obligations - 19.0 Asset-Backed Securities - 16.3 Other Investments - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 23.8 United States 84.1 Canada 5.0 United Kingdom 2.6 Germany 2.5 Netherlands 2.0 Japan 0.8 Australia 0.7 France 0.5 Switzerland 0.5 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.1 Canada - 5.0 United Kingdom - 2.6 Germany - 2.5 Netherlands - 2.0 Japan - 0.8 Australia - 0.7 France - 0.5 Switzerland - 0.5 Others - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bill 12.6 US Treasury Notes 6.4 Bank of Montreal 1.6 Royal Bank of Canada 1.6 Mitsubishi UFJ Trust & Banking Corp/NY 1.6 Wells Fargo & Co 1.6 Goldman Sachs Group Inc/The 1.5 JPMorgan Chase & Co 1.2 Bank of Nova Scotia/Houston 1.1 Sumitomo Mitsui Banking Corp/New York 1.1 30.3
Fidelity Advisor Conservative Income Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Conservative Income Bond Fund
Class Name	Fidelity Advisor® Conservative Income Bond Fund Class A
Trading Symbol	FCNQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Conservative Income Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 7,191,772,266
Holdings Count | shares	320
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$7,191,772,266
Number of Holdings	320
Portfolio Turnover	59%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 19.0 AAA 15.5 AA 5.6 A 27.7 BBB 7.6 Not Rated 0.8 Short-Term Investments and Net Other Assets (Liabilities) 23.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 19.0 AAA - 15.5 AA - 5.6 A - 27.7 BBB - 7.6 Not Rated - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 23.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 40.8 U.S. Treasury Obligations 19.0 Asset-Backed Securities 16.3 Other Investments 0.1 Short-Term Investments and Net Other Assets (Liabilities) 23.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 40.8 U.S. Treasury Obligations - 19.0 Asset-Backed Securities - 16.3 Other Investments - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 23.8 United States 84.1 Canada 5.0 United Kingdom 2.6 Germany 2.5 Netherlands 2.0 Japan 0.8 Australia 0.7 France 0.5 Switzerland 0.5 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.1 Canada - 5.0 United Kingdom - 2.6 Germany - 2.5 Netherlands - 2.0 Japan - 0.8 Australia - 0.7 France - 0.5 Switzerland - 0.5 Others - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bill 12.6 US Treasury Notes 6.4 Bank of Montreal 1.6 Royal Bank of Canada 1.6 Mitsubishi UFJ Trust & Banking Corp/NY 1.6 Wells Fargo & Co 1.6 Goldman Sachs Group Inc/The 1.5 JPMorgan Chase & Co 1.2 Bank of Nova Scotia/Houston 1.1 Sumitomo Mitsui Banking Corp/New York 1.1 30.3
Fidelity SAI Enhanced Core Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Enhanced Core Bond Fund
Class Name	Fidelity® SAI Enhanced Core Bond Fund
Trading Symbol	FECBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Enhanced Core Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Enhanced Core Bond Fund	$ 8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 2,601,652,574
Holdings Count | shares	742
Investment Company Portfolio Turnover	252.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$2,601,652,574
Number of Holdings	742
Portfolio Turnover	252%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 68.7 AAA 4.0 AA 1.4 A 13.6 BBB 17.1 BB 0.6 Not Rated 0.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 68.7 AAA - 4.0 AA - 1.4 A - 13.6 BBB - 17.1 BB - 0.6 Not Rated - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - (5.9)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 46.4 Corporate Bonds 31.4 U.S. Government Agency - Mortgage Securities 22.0 Asset-Backed Securities 2.9 CMOs and Other Mortgage Related Securities 1.6 Foreign Government and Government Agency Obligations 1.1 U.S. Government Agency Obligations 0.3 Other Investments 0.1 Municipal Securities 0.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 46.4 Corporate Bonds - 31.4 U.S. Government Agency - Mortgage Securities - 22.0 Asset-Backed Securities - 2.9 CMOs and Other Mortgage Related Securities - 1.6 Foreign Government and Government Agency Obligations - 1.1 U.S. Government Agency Obligations - 0.3 Other Investments - 0.1 Municipal Securities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (5.9)% United States 89.8 United Kingdom 2.6 Canada 2.2 Japan 0.9 Australia 0.7 Germany 0.6 Spain 0.6 Mexico 0.5 Korea (South) 0.4 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.8 United Kingdom - 2.6 Canada - 2.2 Japan - 0.9 Australia - 0.7 Germany - 0.6 Spain - 0.6 Mexico - 0.5 Korea (South) - 0.4 Others - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 34.5 US Treasury Bonds 11.9 Uniform Mortgage Backed Securities 7.9 Ginnie Mae II Pool 5.9 Fannie Mae Mortgage pass-thru certificates 4.8 Freddie Mac Gold Pool 2.5 Fannie Mae 0.9 Goldman Sachs Group Inc/The 0.8 Citigroup Inc 0.6 JPMorgan Chase & Co 0.6 70.4
Fidelity U.S. Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® U.S. Bond Index Fund
Class Name	Fidelity® U.S. Bond Index Fund
Trading Symbol	FXNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® U.S. Bond Index Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Bond Index Fund	$ 1	0.03%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.03%
Net Assets	$ 70,579,934,984
Holdings Count | shares	10,455
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$70,579,934,984
Number of Holdings	10,455
Portfolio Turnover	45%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 69.9 AAA 2.4 AA 3.5 A 12.6 BBB 10.4 BB 0.4 Not Rated 0.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 69.9 AAA - 2.4 AA - 3.5 A - 12.6 BBB - 10.4 BB - 0.4 Not Rated - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 45.7 Corporate Bonds 26.2 U.S. Government Agency - Mortgage Securities 24.0 CMOs and Other Mortgage Related Securities 1.6 Foreign Government and Government Agency Obligations 1.3 Asset-Backed Securities 0.6 Municipal Securities 0.4 U.S. Government Agency Obligations 0.2 Other Investments 0.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 45.7 Corporate Bonds - 26.2 U.S. Government Agency - Mortgage Securities - 24.0 CMOs and Other Mortgage Related Securities - 1.6 Foreign Government and Government Agency Obligations - 1.3 Asset-Backed Securities - 0.6 Municipal Securities - 0.4 U.S. Government Agency Obligations - 0.2 Other Investments - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 94.6 Canada 1.0 United Kingdom 0.9 Japan 0.6 Multi-national 0.4 Mexico 0.3 Germany 0.2 Australia 0.2 Netherlands 0.2 Others 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.6 Canada - 1.0 United Kingdom - 0.9 Japan - 0.6 Multi-national - 0.4 Mexico - 0.3 Germany - 0.2 Australia - 0.2 Netherlands - 0.2 Others - 1.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 36.5 Fannie Mae Mortgage pass-thru certificates 9.8 US Treasury Bonds 9.2 Freddie Mac Gold Pool 7.8 Ginnie Mae II Pool 4.9 Freddie Mac Multifamily Structured pass-thru certificates 0.9 Ginnie Mae I Pool 0.8 JPMorgan Chase & Co 0.7 Bank of America Corp 0.7 Morgan Stanley 0.6 71.9
Fidelity Tactical Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Tactical Bond Fund
Class Name	Fidelity® Tactical Bond Fund
Trading Symbol	FBAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tactical Bond Fund	$ 35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 44,654,502
Holdings Count | shares	94
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$44,654,502
Number of Holdings	94
Portfolio Turnover	17%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 41.2 AAA 1.2 AA 0.5 A 3.5 BBB 11.5 BB 11.7 B 10.7 CCC,CC,C 2.7 D 0.0 Not Rated 6.5 Equities 0.8 Short-Term Investments and Net Other Assets (Liabilities) 9.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 41.2 AAA - 1.2 AA - 0.5 A - 3.5 BBB - 11.5 BB - 11.7 B - 10.7 CCC,CC,C - 2.7 D - 0.0 Not Rated - 6.5 Equities - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 9.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 41.2 Corporate Bonds 23.7 Bank Loan Obligations 10.1 Asset-Backed Securities 6.3 Foreign Government and Government Agency Obligations 3.9 CMOs and Other Mortgage Related Securities 2.2 Preferred Securities 1.4 Common Stocks 0.7 Alternative Funds 0.4 Municipal Securities 0.3 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 9.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 41.2 Corporate Bonds - 23.7 Bank Loan Obligations - 10.1 Asset-Backed Securities - 6.3 Foreign Government and Government Agency Obligations - 3.9 CMOs and Other Mortgage Related Securities - 2.2 Preferred Securities - 1.4 Common Stocks - 0.7 Alternative Funds - 0.4 Municipal Securities - 0.3 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 9.7 United States 83.9 United Kingdom 2.4 Canada 1.7 Brazil 1.5 Mexico 1.4 Germany 1.2 Dominican Republic 1.1 France 1.0 Israel 0.9 Others 4.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.9 United Kingdom - 2.4 Canada - 1.7 Brazil - 1.5 Mexico - 1.4 Germany - 1.2 Dominican Republic - 1.1 France - 1.0 Israel - 0.9 Others - 4.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 22.4 US Treasury Bonds 18.8 Domino's Pizza Master Issuer LLC 1.9 Petroleos Mexicanos 1.4 Dominican Republic 1.1 Brazilian Federative Republic 1.1 Planet Fitness Master Issuer LLC 1.1 Millicom International Cellular SA 0.8 Prime Healthcare Foundation Inc 0.7 Charter Communications Operating LLC / Charter Communications Operating Capital 0.7 50.0
Fidelity Advisor Tactical Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Tactical Bond Fund
Class Name	Fidelity Advisor® Tactical Bond Fund Class Z
Trading Symbol	FBAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 44,654,502
Holdings Count | shares	94
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$44,654,502
Number of Holdings	94
Portfolio Turnover	17%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 41.2 AAA 1.2 AA 0.5 A 3.5 BBB 11.5 BB 11.7 B 10.7 CCC,CC,C 2.7 D 0.0 Not Rated 6.5 Equities 0.8 Short-Term Investments and Net Other Assets (Liabilities) 9.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 41.2 AAA - 1.2 AA - 0.5 A - 3.5 BBB - 11.5 BB - 11.7 B - 10.7 CCC,CC,C - 2.7 D - 0.0 Not Rated - 6.5 Equities - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 9.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 41.2 Corporate Bonds 23.7 Bank Loan Obligations 10.1 Asset-Backed Securities 6.3 Foreign Government and Government Agency Obligations 3.9 CMOs and Other Mortgage Related Securities 2.2 Preferred Securities 1.4 Common Stocks 0.7 Alternative Funds 0.4 Municipal Securities 0.3 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 9.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 41.2 Corporate Bonds - 23.7 Bank Loan Obligations - 10.1 Asset-Backed Securities - 6.3 Foreign Government and Government Agency Obligations - 3.9 CMOs and Other Mortgage Related Securities - 2.2 Preferred Securities - 1.4 Common Stocks - 0.7 Alternative Funds - 0.4 Municipal Securities - 0.3 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 9.7 United States 83.9 United Kingdom 2.4 Canada 1.7 Brazil 1.5 Mexico 1.4 Germany 1.2 Dominican Republic 1.1 France 1.0 Israel 0.9 Others 4.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.9 United Kingdom - 2.4 Canada - 1.7 Brazil - 1.5 Mexico - 1.4 Germany - 1.2 Dominican Republic - 1.1 France - 1.0 Israel - 0.9 Others - 4.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 22.4 US Treasury Bonds 18.8 Domino's Pizza Master Issuer LLC 1.9 Petroleos Mexicanos 1.4 Dominican Republic 1.1 Brazilian Federative Republic 1.1 Planet Fitness Master Issuer LLC 1.1 Millicom International Cellular SA 0.8 Prime Healthcare Foundation Inc 0.7 Charter Communications Operating LLC / Charter Communications Operating Capital 0.7 50.0
Fidelity Advisor Tactical Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Tactical Bond Fund
Class Name	Fidelity Advisor® Tactical Bond Fund Class M
Trading Symbol	FTYMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 44,654,502
Holdings Count | shares	94
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$44,654,502
Number of Holdings	94
Portfolio Turnover	17%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 41.2 AAA 1.2 AA 0.5 A 3.5 BBB 11.5 BB 11.7 B 10.7 CCC,CC,C 2.7 D 0.0 Not Rated 6.5 Equities 0.8 Short-Term Investments and Net Other Assets (Liabilities) 9.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 41.2 AAA - 1.2 AA - 0.5 A - 3.5 BBB - 11.5 BB - 11.7 B - 10.7 CCC,CC,C - 2.7 D - 0.0 Not Rated - 6.5 Equities - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 9.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 41.2 Corporate Bonds 23.7 Bank Loan Obligations 10.1 Asset-Backed Securities 6.3 Foreign Government and Government Agency Obligations 3.9 CMOs and Other Mortgage Related Securities 2.2 Preferred Securities 1.4 Common Stocks 0.7 Alternative Funds 0.4 Municipal Securities 0.3 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 9.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 41.2 Corporate Bonds - 23.7 Bank Loan Obligations - 10.1 Asset-Backed Securities - 6.3 Foreign Government and Government Agency Obligations - 3.9 CMOs and Other Mortgage Related Securities - 2.2 Preferred Securities - 1.4 Common Stocks - 0.7 Alternative Funds - 0.4 Municipal Securities - 0.3 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 9.7 United States 83.9 United Kingdom 2.4 Canada 1.7 Brazil 1.5 Mexico 1.4 Germany 1.2 Dominican Republic 1.1 France 1.0 Israel 0.9 Others 4.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.9 United Kingdom - 2.4 Canada - 1.7 Brazil - 1.5 Mexico - 1.4 Germany - 1.2 Dominican Republic - 1.1 France - 1.0 Israel - 0.9 Others - 4.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 22.4 US Treasury Bonds 18.8 Domino's Pizza Master Issuer LLC 1.9 Petroleos Mexicanos 1.4 Dominican Republic 1.1 Brazilian Federative Republic 1.1 Planet Fitness Master Issuer LLC 1.1 Millicom International Cellular SA 0.8 Prime Healthcare Foundation Inc 0.7 Charter Communications Operating LLC / Charter Communications Operating Capital 0.7 50.0
Fidelity Advisor Tactical Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Tactical Bond Fund
Class Name	Fidelity Advisor® Tactical Bond Fund Class I
Trading Symbol	FBAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 44,654,502
Holdings Count | shares	94
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$44,654,502
Number of Holdings	94
Portfolio Turnover	17%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 41.2 AAA 1.2 AA 0.5 A 3.5 BBB 11.5 BB 11.7 B 10.7 CCC,CC,C 2.7 D 0.0 Not Rated 6.5 Equities 0.8 Short-Term Investments and Net Other Assets (Liabilities) 9.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 41.2 AAA - 1.2 AA - 0.5 A - 3.5 BBB - 11.5 BB - 11.7 B - 10.7 CCC,CC,C - 2.7 D - 0.0 Not Rated - 6.5 Equities - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 9.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 41.2 Corporate Bonds 23.7 Bank Loan Obligations 10.1 Asset-Backed Securities 6.3 Foreign Government and Government Agency Obligations 3.9 CMOs and Other Mortgage Related Securities 2.2 Preferred Securities 1.4 Common Stocks 0.7 Alternative Funds 0.4 Municipal Securities 0.3 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 9.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 41.2 Corporate Bonds - 23.7 Bank Loan Obligations - 10.1 Asset-Backed Securities - 6.3 Foreign Government and Government Agency Obligations - 3.9 CMOs and Other Mortgage Related Securities - 2.2 Preferred Securities - 1.4 Common Stocks - 0.7 Alternative Funds - 0.4 Municipal Securities - 0.3 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 9.7 United States 83.9 United Kingdom 2.4 Canada 1.7 Brazil 1.5 Mexico 1.4 Germany 1.2 Dominican Republic 1.1 France 1.0 Israel 0.9 Others 4.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.9 United Kingdom - 2.4 Canada - 1.7 Brazil - 1.5 Mexico - 1.4 Germany - 1.2 Dominican Republic - 1.1 France - 1.0 Israel - 0.9 Others - 4.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 22.4 US Treasury Bonds 18.8 Domino's Pizza Master Issuer LLC 1.9 Petroleos Mexicanos 1.4 Dominican Republic 1.1 Brazilian Federative Republic 1.1 Planet Fitness Master Issuer LLC 1.1 Millicom International Cellular SA 0.8 Prime Healthcare Foundation Inc 0.7 Charter Communications Operating LLC / Charter Communications Operating Capital 0.7 50.0
Fidelity Advisor Tactical Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Tactical Bond Fund
Class Name	Fidelity Advisor® Tactical Bond Fund Class C
Trading Symbol	FTKCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 86	1.70%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.70%
Net Assets	$ 44,654,502
Holdings Count | shares	94
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$44,654,502
Number of Holdings	94
Portfolio Turnover	17%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 41.2 AAA 1.2 AA 0.5 A 3.5 BBB 11.5 BB 11.7 B 10.7 CCC,CC,C 2.7 D 0.0 Not Rated 6.5 Equities 0.8 Short-Term Investments and Net Other Assets (Liabilities) 9.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 41.2 AAA - 1.2 AA - 0.5 A - 3.5 BBB - 11.5 BB - 11.7 B - 10.7 CCC,CC,C - 2.7 D - 0.0 Not Rated - 6.5 Equities - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 9.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 41.2 Corporate Bonds 23.7 Bank Loan Obligations 10.1 Asset-Backed Securities 6.3 Foreign Government and Government Agency Obligations 3.9 CMOs and Other Mortgage Related Securities 2.2 Preferred Securities 1.4 Common Stocks 0.7 Alternative Funds 0.4 Municipal Securities 0.3 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 9.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 41.2 Corporate Bonds - 23.7 Bank Loan Obligations - 10.1 Asset-Backed Securities - 6.3 Foreign Government and Government Agency Obligations - 3.9 CMOs and Other Mortgage Related Securities - 2.2 Preferred Securities - 1.4 Common Stocks - 0.7 Alternative Funds - 0.4 Municipal Securities - 0.3 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 9.7 United States 83.9 United Kingdom 2.4 Canada 1.7 Brazil 1.5 Mexico 1.4 Germany 1.2 Dominican Republic 1.1 France 1.0 Israel 0.9 Others 4.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.9 United Kingdom - 2.4 Canada - 1.7 Brazil - 1.5 Mexico - 1.4 Germany - 1.2 Dominican Republic - 1.1 France - 1.0 Israel - 0.9 Others - 4.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 22.4 US Treasury Bonds 18.8 Domino's Pizza Master Issuer LLC 1.9 Petroleos Mexicanos 1.4 Dominican Republic 1.1 Brazilian Federative Republic 1.1 Planet Fitness Master Issuer LLC 1.1 Millicom International Cellular SA 0.8 Prime Healthcare Foundation Inc 0.7 Charter Communications Operating LLC / Charter Communications Operating Capital 0.7 50.0
Fidelity Advisor Tactical Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Tactical Bond Fund
Class Name	Fidelity Advisor® Tactical Bond Fund Class A
Trading Symbol	FTKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 44,654,502
Holdings Count | shares	94
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$44,654,502
Number of Holdings	94
Portfolio Turnover	17%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 41.2 AAA 1.2 AA 0.5 A 3.5 BBB 11.5 BB 11.7 B 10.7 CCC,CC,C 2.7 D 0.0 Not Rated 6.5 Equities 0.8 Short-Term Investments and Net Other Assets (Liabilities) 9.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 41.2 AAA - 1.2 AA - 0.5 A - 3.5 BBB - 11.5 BB - 11.7 B - 10.7 CCC,CC,C - 2.7 D - 0.0 Not Rated - 6.5 Equities - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 9.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 41.2 Corporate Bonds 23.7 Bank Loan Obligations 10.1 Asset-Backed Securities 6.3 Foreign Government and Government Agency Obligations 3.9 CMOs and Other Mortgage Related Securities 2.2 Preferred Securities 1.4 Common Stocks 0.7 Alternative Funds 0.4 Municipal Securities 0.3 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 9.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 41.2 Corporate Bonds - 23.7 Bank Loan Obligations - 10.1 Asset-Backed Securities - 6.3 Foreign Government and Government Agency Obligations - 3.9 CMOs and Other Mortgage Related Securities - 2.2 Preferred Securities - 1.4 Common Stocks - 0.7 Alternative Funds - 0.4 Municipal Securities - 0.3 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 9.7 United States 83.9 United Kingdom 2.4 Canada 1.7 Brazil 1.5 Mexico 1.4 Germany 1.2 Dominican Republic 1.1 France 1.0 Israel 0.9 Others 4.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.9 United Kingdom - 2.4 Canada - 1.7 Brazil - 1.5 Mexico - 1.4 Germany - 1.2 Dominican Republic - 1.1 France - 1.0 Israel - 0.9 Others - 4.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 22.4 US Treasury Bonds 18.8 Domino's Pizza Master Issuer LLC 1.9 Petroleos Mexicanos 1.4 Dominican Republic 1.1 Brazilian Federative Republic 1.1 Planet Fitness Master Issuer LLC 1.1 Millicom International Cellular SA 0.8 Prime Healthcare Foundation Inc 0.7 Charter Communications Operating LLC / Charter Communications Operating Capital 0.7 50.0
Fidelity Sustainable Low Duration Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Low Duration Bond Fund
Class Name	Fidelity® Sustainable Low Duration Bond Fund
Trading Symbol	FAPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Low Duration Bond Fund	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 50,401,132
Holdings Count | shares	330
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$50,401,132
Number of Holdings	330
Portfolio Turnover	48%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.4 AAA 20.2 AA 4.3 A 27.3 BBB 16.9 BB 0.1 Not Rated 2.4 Short-Term Investments and Net Other Assets (Liabilities) 3.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 25.4 AAA - 20.2 AA - 4.3 A - 27.3 BBB - 16.9 BB - 0.1 Not Rated - 2.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 48.1 U.S. Treasury Obligations 25.4 Asset-Backed Securities 21.5 CMOs and Other Mortgage Related Securities 1.1 Other Investments 0.5 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 48.1 U.S. Treasury Obligations - 25.4 Asset-Backed Securities - 21.5 CMOs and Other Mortgage Related Securities - 1.1 Other Investments - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 United States 83.8 Canada 5.4 United Kingdom 3.9 Japan 1.6 Netherlands 1.5 Ireland 1.2 France 0.8 Sweden 0.4 Italy 0.4 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.8 Canada - 5.4 United Kingdom - 3.9 Japan - 1.6 Netherlands - 1.5 Ireland - 1.2 France - 0.8 Sweden - 0.4 Italy - 0.4 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 16.1 US Treasury Bill 9.3 Bank of America Corp 1.7 Wells Fargo & Co 1.7 JPMorgan Chase & Co 1.7 Goldman Sachs Group Inc/The 1.6 Bank of Nova Scotia/The 1.4 NatWest Group PLC 1.3 PNC Financial Services Group Inc/The 1.1 Royal Bank of Canada 1.0 36.9
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Low Duration Bond Fund
Class Name	Fidelity Advisor® Sustainable Low Duration Bond Fund Class Z
Trading Symbol	FAPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 50,401,132
Holdings Count | shares	330
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$50,401,132
Number of Holdings	330
Portfolio Turnover	48%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.4 AAA 20.2 AA 4.3 A 27.3 BBB 16.9 BB 0.1 Not Rated 2.4 Short-Term Investments and Net Other Assets (Liabilities) 3.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 25.4 AAA - 20.2 AA - 4.3 A - 27.3 BBB - 16.9 BB - 0.1 Not Rated - 2.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 48.1 U.S. Treasury Obligations 25.4 Asset-Backed Securities 21.5 CMOs and Other Mortgage Related Securities 1.1 Other Investments 0.5 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 48.1 U.S. Treasury Obligations - 25.4 Asset-Backed Securities - 21.5 CMOs and Other Mortgage Related Securities - 1.1 Other Investments - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 United States 83.8 Canada 5.4 United Kingdom 3.9 Japan 1.6 Netherlands 1.5 Ireland 1.2 France 0.8 Sweden 0.4 Italy 0.4 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.8 Canada - 5.4 United Kingdom - 3.9 Japan - 1.6 Netherlands - 1.5 Ireland - 1.2 France - 0.8 Sweden - 0.4 Italy - 0.4 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 16.1 US Treasury Bill 9.3 Bank of America Corp 1.7 Wells Fargo & Co 1.7 JPMorgan Chase & Co 1.7 Goldman Sachs Group Inc/The 1.6 Bank of Nova Scotia/The 1.4 NatWest Group PLC 1.3 PNC Financial Services Group Inc/The 1.1 Royal Bank of Canada 1.0 36.9
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Low Duration Bond Fund
Class Name	Fidelity Advisor® Sustainable Low Duration Bond Fund Class M
Trading Symbol	FAPBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 50,401,132
Holdings Count | shares	330
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$50,401,132
Number of Holdings	330
Portfolio Turnover	48%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.4 AAA 20.2 AA 4.3 A 27.3 BBB 16.9 BB 0.1 Not Rated 2.4 Short-Term Investments and Net Other Assets (Liabilities) 3.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 25.4 AAA - 20.2 AA - 4.3 A - 27.3 BBB - 16.9 BB - 0.1 Not Rated - 2.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 48.1 U.S. Treasury Obligations 25.4 Asset-Backed Securities 21.5 CMOs and Other Mortgage Related Securities 1.1 Other Investments 0.5 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 48.1 U.S. Treasury Obligations - 25.4 Asset-Backed Securities - 21.5 CMOs and Other Mortgage Related Securities - 1.1 Other Investments - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 United States 83.8 Canada 5.4 United Kingdom 3.9 Japan 1.6 Netherlands 1.5 Ireland 1.2 France 0.8 Sweden 0.4 Italy 0.4 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.8 Canada - 5.4 United Kingdom - 3.9 Japan - 1.6 Netherlands - 1.5 Ireland - 1.2 France - 0.8 Sweden - 0.4 Italy - 0.4 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 16.1 US Treasury Bill 9.3 Bank of America Corp 1.7 Wells Fargo & Co 1.7 JPMorgan Chase & Co 1.7 Goldman Sachs Group Inc/The 1.6 Bank of Nova Scotia/The 1.4 NatWest Group PLC 1.3 PNC Financial Services Group Inc/The 1.1 Royal Bank of Canada 1.0 36.9
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Low Duration Bond Fund
Class Name	Fidelity Advisor® Sustainable Low Duration Bond Fund Class I
Trading Symbol	FAPDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 50,401,132
Holdings Count | shares	330
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$50,401,132
Number of Holdings	330
Portfolio Turnover	48%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.4 AAA 20.2 AA 4.3 A 27.3 BBB 16.9 BB 0.1 Not Rated 2.4 Short-Term Investments and Net Other Assets (Liabilities) 3.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 25.4 AAA - 20.2 AA - 4.3 A - 27.3 BBB - 16.9 BB - 0.1 Not Rated - 2.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 48.1 U.S. Treasury Obligations 25.4 Asset-Backed Securities 21.5 CMOs and Other Mortgage Related Securities 1.1 Other Investments 0.5 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 48.1 U.S. Treasury Obligations - 25.4 Asset-Backed Securities - 21.5 CMOs and Other Mortgage Related Securities - 1.1 Other Investments - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 United States 83.8 Canada 5.4 United Kingdom 3.9 Japan 1.6 Netherlands 1.5 Ireland 1.2 France 0.8 Sweden 0.4 Italy 0.4 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.8 Canada - 5.4 United Kingdom - 3.9 Japan - 1.6 Netherlands - 1.5 Ireland - 1.2 France - 0.8 Sweden - 0.4 Italy - 0.4 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 16.1 US Treasury Bill 9.3 Bank of America Corp 1.7 Wells Fargo & Co 1.7 JPMorgan Chase & Co 1.7 Goldman Sachs Group Inc/The 1.6 Bank of Nova Scotia/The 1.4 NatWest Group PLC 1.3 PNC Financial Services Group Inc/The 1.1 Royal Bank of Canada 1.0 36.9
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Low Duration Bond Fund
Class Name	Fidelity Advisor® Sustainable Low Duration Bond Fund Class C
Trading Symbol	FANDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 65	1.30%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.30%
Net Assets	$ 50,401,132
Holdings Count | shares	330
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$50,401,132
Number of Holdings	330
Portfolio Turnover	48%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.4 AAA 20.2 AA 4.3 A 27.3 BBB 16.9 BB 0.1 Not Rated 2.4 Short-Term Investments and Net Other Assets (Liabilities) 3.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 25.4 AAA - 20.2 AA - 4.3 A - 27.3 BBB - 16.9 BB - 0.1 Not Rated - 2.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 48.1 U.S. Treasury Obligations 25.4 Asset-Backed Securities 21.5 CMOs and Other Mortgage Related Securities 1.1 Other Investments 0.5 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 48.1 U.S. Treasury Obligations - 25.4 Asset-Backed Securities - 21.5 CMOs and Other Mortgage Related Securities - 1.1 Other Investments - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 United States 83.8 Canada 5.4 United Kingdom 3.9 Japan 1.6 Netherlands 1.5 Ireland 1.2 France 0.8 Sweden 0.4 Italy 0.4 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.8 Canada - 5.4 United Kingdom - 3.9 Japan - 1.6 Netherlands - 1.5 Ireland - 1.2 France - 0.8 Sweden - 0.4 Italy - 0.4 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 16.1 US Treasury Bill 9.3 Bank of America Corp 1.7 Wells Fargo & Co 1.7 JPMorgan Chase & Co 1.7 Goldman Sachs Group Inc/The 1.6 Bank of Nova Scotia/The 1.4 NatWest Group PLC 1.3 PNC Financial Services Group Inc/The 1.1 Royal Bank of Canada 1.0 36.9
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Low Duration Bond Fund
Class Name	Fidelity Advisor® Sustainable Low Duration Bond Fund Class A
Trading Symbol	FAMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 50,401,132
Holdings Count | shares	330
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$50,401,132
Number of Holdings	330
Portfolio Turnover	48%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.4 AAA 20.2 AA 4.3 A 27.3 BBB 16.9 BB 0.1 Not Rated 2.4 Short-Term Investments and Net Other Assets (Liabilities) 3.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 25.4 AAA - 20.2 AA - 4.3 A - 27.3 BBB - 16.9 BB - 0.1 Not Rated - 2.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 48.1 U.S. Treasury Obligations 25.4 Asset-Backed Securities 21.5 CMOs and Other Mortgage Related Securities 1.1 Other Investments 0.5 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 48.1 U.S. Treasury Obligations - 25.4 Asset-Backed Securities - 21.5 CMOs and Other Mortgage Related Securities - 1.1 Other Investments - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 United States 83.8 Canada 5.4 United Kingdom 3.9 Japan 1.6 Netherlands 1.5 Ireland 1.2 France 0.8 Sweden 0.4 Italy 0.4 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.8 Canada - 5.4 United Kingdom - 3.9 Japan - 1.6 Netherlands - 1.5 Ireland - 1.2 France - 0.8 Sweden - 0.4 Italy - 0.4 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 16.1 US Treasury Bill 9.3 Bank of America Corp 1.7 Wells Fargo & Co 1.7 JPMorgan Chase & Co 1.7 Goldman Sachs Group Inc/The 1.6 Bank of Nova Scotia/The 1.4 NatWest Group PLC 1.3 PNC Financial Services Group Inc/The 1.1 Royal Bank of Canada 1.0 36.9
Fidelity Sustainable Core Plus Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Core Plus Bond Fund
Class Name	Fidelity® Sustainable Core Plus Bond Fund
Trading Symbol	FIAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Core Plus Bond Fund	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 59,149,295
Holdings Count | shares	734
Investment Company Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$59,149,295
Number of Holdings	734
Portfolio Turnover	170%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 57.5 AAA 4.3 AA 1.0 A 11.1 BBB 13.3 BB 4.1 B 1.5 CCC,CC,C 0.9 D 0.0 Not Rated 2.5 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 57.5 AAA - 4.3 AA - 1.0 A - 11.1 BBB - 13.3 BB - 4.1 B - 1.5 CCC,CC,C - 0.9 D - 0.0 Not Rated - 2.5 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 43.3 Corporate Bonds 30.6 U.S. Government Agency - Mortgage Securities 14.2 Asset-Backed Securities 5.5 CMOs and Other Mortgage Related Securities 0.9 Foreign Government and Government Agency Obligations 0.7 Bank Loan Obligations 0.7 Preferred Securities 0.3 Preferred Stocks 0.0 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.8 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 43.3 Corporate Bonds - 30.6 U.S. Government Agency - Mortgage Securities - 14.2 Asset-Backed Securities - 5.5 CMOs and Other Mortgage Related Securities - 0.9 Foreign Government and Government Agency Obligations - 0.7 Bank Loan Obligations - 0.7 Preferred Securities - 0.3 Preferred Stocks - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 United States 85.2 Grand Cayman (UK Overseas Ter) 3.6 United Kingdom 2.5 Bailiwick Of Jersey 1.7 Italy 0.8 Germany 0.7 Japan 0.7 France 0.6 Netherlands 0.6 Others 3.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.2 Grand Cayman (UK Overseas Ter) - 3.6 United Kingdom - 2.5 Bailiwick Of Jersey - 1.7 Italy - 0.8 Germany - 0.7 Japan - 0.7 France - 0.6 Netherlands - 0.6 Others - 3.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 31.8 US Treasury Bonds 11.5 Uniform Mortgage Backed Securities 5.6 Ginnie Mae II Pool 3.3 Fannie Mae Mortgage pass-thru certificates 3.1 Freddie Mac Gold Pool 1.4 Bank of America Corp 1.0 Morgan Stanley 0.9 JPMorgan Chase & Co 0.8 Goldman Sachs Group Inc/The 0.5 59.9
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Core Plus Bond Fund
Class Name	Fidelity Advisor® Sustainable Core Plus Bond Fund Class Z
Trading Symbol	FIAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 59,149,295
Holdings Count | shares	734
Investment Company Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$59,149,295
Number of Holdings	734
Portfolio Turnover	170%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 57.5 AAA 4.3 AA 1.0 A 11.1 BBB 13.3 BB 4.1 B 1.5 CCC,CC,C 0.9 D 0.0 Not Rated 2.5 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 57.5 AAA - 4.3 AA - 1.0 A - 11.1 BBB - 13.3 BB - 4.1 B - 1.5 CCC,CC,C - 0.9 D - 0.0 Not Rated - 2.5 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 43.3 Corporate Bonds 30.6 U.S. Government Agency - Mortgage Securities 14.2 Asset-Backed Securities 5.5 CMOs and Other Mortgage Related Securities 0.9 Foreign Government and Government Agency Obligations 0.7 Bank Loan Obligations 0.7 Preferred Securities 0.3 Preferred Stocks 0.0 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.8 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 43.3 Corporate Bonds - 30.6 U.S. Government Agency - Mortgage Securities - 14.2 Asset-Backed Securities - 5.5 CMOs and Other Mortgage Related Securities - 0.9 Foreign Government and Government Agency Obligations - 0.7 Bank Loan Obligations - 0.7 Preferred Securities - 0.3 Preferred Stocks - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 United States 85.2 Grand Cayman (UK Overseas Ter) 3.6 United Kingdom 2.5 Bailiwick Of Jersey 1.7 Italy 0.8 Germany 0.7 Japan 0.7 France 0.6 Netherlands 0.6 Others 3.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.2 Grand Cayman (UK Overseas Ter) - 3.6 United Kingdom - 2.5 Bailiwick Of Jersey - 1.7 Italy - 0.8 Germany - 0.7 Japan - 0.7 France - 0.6 Netherlands - 0.6 Others - 3.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 31.8 US Treasury Bonds 11.5 Uniform Mortgage Backed Securities 5.6 Ginnie Mae II Pool 3.3 Fannie Mae Mortgage pass-thru certificates 3.1 Freddie Mac Gold Pool 1.4 Bank of America Corp 1.0 Morgan Stanley 0.9 JPMorgan Chase & Co 0.8 Goldman Sachs Group Inc/The 0.5 59.9
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Core Plus Bond Fund
Class Name	Fidelity Advisor® Sustainable Core Plus Bond Fund Class M
Trading Symbol	FIAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
Net Assets	$ 59,149,295
Holdings Count | shares	734
Investment Company Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$59,149,295
Number of Holdings	734
Portfolio Turnover	170%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 57.5 AAA 4.3 AA 1.0 A 11.1 BBB 13.3 BB 4.1 B 1.5 CCC,CC,C 0.9 D 0.0 Not Rated 2.5 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 57.5 AAA - 4.3 AA - 1.0 A - 11.1 BBB - 13.3 BB - 4.1 B - 1.5 CCC,CC,C - 0.9 D - 0.0 Not Rated - 2.5 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 43.3 Corporate Bonds 30.6 U.S. Government Agency - Mortgage Securities 14.2 Asset-Backed Securities 5.5 CMOs and Other Mortgage Related Securities 0.9 Foreign Government and Government Agency Obligations 0.7 Bank Loan Obligations 0.7 Preferred Securities 0.3 Preferred Stocks 0.0 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.8 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 43.3 Corporate Bonds - 30.6 U.S. Government Agency - Mortgage Securities - 14.2 Asset-Backed Securities - 5.5 CMOs and Other Mortgage Related Securities - 0.9 Foreign Government and Government Agency Obligations - 0.7 Bank Loan Obligations - 0.7 Preferred Securities - 0.3 Preferred Stocks - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 United States 85.2 Grand Cayman (UK Overseas Ter) 3.6 United Kingdom 2.5 Bailiwick Of Jersey 1.7 Italy 0.8 Germany 0.7 Japan 0.7 France 0.6 Netherlands 0.6 Others 3.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.2 Grand Cayman (UK Overseas Ter) - 3.6 United Kingdom - 2.5 Bailiwick Of Jersey - 1.7 Italy - 0.8 Germany - 0.7 Japan - 0.7 France - 0.6 Netherlands - 0.6 Others - 3.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 31.8 US Treasury Bonds 11.5 Uniform Mortgage Backed Securities 5.6 Ginnie Mae II Pool 3.3 Fannie Mae Mortgage pass-thru certificates 3.1 Freddie Mac Gold Pool 1.4 Bank of America Corp 1.0 Morgan Stanley 0.9 JPMorgan Chase & Co 0.8 Goldman Sachs Group Inc/The 0.5 59.9
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Core Plus Bond Fund
Class Name	Fidelity Advisor® Sustainable Core Plus Bond Fund Class I
Trading Symbol	FIALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 59,149,295
Holdings Count | shares	734
Investment Company Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$59,149,295
Number of Holdings	734
Portfolio Turnover	170%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 57.5 AAA 4.3 AA 1.0 A 11.1 BBB 13.3 BB 4.1 B 1.5 CCC,CC,C 0.9 D 0.0 Not Rated 2.5 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 57.5 AAA - 4.3 AA - 1.0 A - 11.1 BBB - 13.3 BB - 4.1 B - 1.5 CCC,CC,C - 0.9 D - 0.0 Not Rated - 2.5 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 43.3 Corporate Bonds 30.6 U.S. Government Agency - Mortgage Securities 14.2 Asset-Backed Securities 5.5 CMOs and Other Mortgage Related Securities 0.9 Foreign Government and Government Agency Obligations 0.7 Bank Loan Obligations 0.7 Preferred Securities 0.3 Preferred Stocks 0.0 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.8 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 43.3 Corporate Bonds - 30.6 U.S. Government Agency - Mortgage Securities - 14.2 Asset-Backed Securities - 5.5 CMOs and Other Mortgage Related Securities - 0.9 Foreign Government and Government Agency Obligations - 0.7 Bank Loan Obligations - 0.7 Preferred Securities - 0.3 Preferred Stocks - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 United States 85.2 Grand Cayman (UK Overseas Ter) 3.6 United Kingdom 2.5 Bailiwick Of Jersey 1.7 Italy 0.8 Germany 0.7 Japan 0.7 France 0.6 Netherlands 0.6 Others 3.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.2 Grand Cayman (UK Overseas Ter) - 3.6 United Kingdom - 2.5 Bailiwick Of Jersey - 1.7 Italy - 0.8 Germany - 0.7 Japan - 0.7 France - 0.6 Netherlands - 0.6 Others - 3.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 31.8 US Treasury Bonds 11.5 Uniform Mortgage Backed Securities 5.6 Ginnie Mae II Pool 3.3 Fannie Mae Mortgage pass-thru certificates 3.1 Freddie Mac Gold Pool 1.4 Bank of America Corp 1.0 Morgan Stanley 0.9 JPMorgan Chase & Co 0.8 Goldman Sachs Group Inc/The 0.5 59.9
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Core Plus Bond Fund
Class Name	Fidelity Advisor® Sustainable Core Plus Bond Fund Class C
Trading Symbol	FIAJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 77	1.52%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.52%
Net Assets	$ 59,149,295
Holdings Count | shares	734
Investment Company Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$59,149,295
Number of Holdings	734
Portfolio Turnover	170%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 57.5 AAA 4.3 AA 1.0 A 11.1 BBB 13.3 BB 4.1 B 1.5 CCC,CC,C 0.9 D 0.0 Not Rated 2.5 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 57.5 AAA - 4.3 AA - 1.0 A - 11.1 BBB - 13.3 BB - 4.1 B - 1.5 CCC,CC,C - 0.9 D - 0.0 Not Rated - 2.5 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 43.3 Corporate Bonds 30.6 U.S. Government Agency - Mortgage Securities 14.2 Asset-Backed Securities 5.5 CMOs and Other Mortgage Related Securities 0.9 Foreign Government and Government Agency Obligations 0.7 Bank Loan Obligations 0.7 Preferred Securities 0.3 Preferred Stocks 0.0 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.8 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 43.3 Corporate Bonds - 30.6 U.S. Government Agency - Mortgage Securities - 14.2 Asset-Backed Securities - 5.5 CMOs and Other Mortgage Related Securities - 0.9 Foreign Government and Government Agency Obligations - 0.7 Bank Loan Obligations - 0.7 Preferred Securities - 0.3 Preferred Stocks - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 United States 85.2 Grand Cayman (UK Overseas Ter) 3.6 United Kingdom 2.5 Bailiwick Of Jersey 1.7 Italy 0.8 Germany 0.7 Japan 0.7 France 0.6 Netherlands 0.6 Others 3.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.2 Grand Cayman (UK Overseas Ter) - 3.6 United Kingdom - 2.5 Bailiwick Of Jersey - 1.7 Italy - 0.8 Germany - 0.7 Japan - 0.7 France - 0.6 Netherlands - 0.6 Others - 3.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 31.8 US Treasury Bonds 11.5 Uniform Mortgage Backed Securities 5.6 Ginnie Mae II Pool 3.3 Fannie Mae Mortgage pass-thru certificates 3.1 Freddie Mac Gold Pool 1.4 Bank of America Corp 1.0 Morgan Stanley 0.9 JPMorgan Chase & Co 0.8 Goldman Sachs Group Inc/The 0.5 59.9
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Core Plus Bond Fund
Class Name	Fidelity Advisor® Sustainable Core Plus Bond Fund Class A
Trading Symbol	FIAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 59,149,295
Holdings Count | shares	734
Investment Company Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$59,149,295
Number of Holdings	734
Portfolio Turnover	170%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 57.5 AAA 4.3 AA 1.0 A 11.1 BBB 13.3 BB 4.1 B 1.5 CCC,CC,C 0.9 D 0.0 Not Rated 2.5 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 57.5 AAA - 4.3 AA - 1.0 A - 11.1 BBB - 13.3 BB - 4.1 B - 1.5 CCC,CC,C - 0.9 D - 0.0 Not Rated - 2.5 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 43.3 Corporate Bonds 30.6 U.S. Government Agency - Mortgage Securities 14.2 Asset-Backed Securities 5.5 CMOs and Other Mortgage Related Securities 0.9 Foreign Government and Government Agency Obligations 0.7 Bank Loan Obligations 0.7 Preferred Securities 0.3 Preferred Stocks 0.0 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.8 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 43.3 Corporate Bonds - 30.6 U.S. Government Agency - Mortgage Securities - 14.2 Asset-Backed Securities - 5.5 CMOs and Other Mortgage Related Securities - 0.9 Foreign Government and Government Agency Obligations - 0.7 Bank Loan Obligations - 0.7 Preferred Securities - 0.3 Preferred Stocks - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 United States 85.2 Grand Cayman (UK Overseas Ter) 3.6 United Kingdom 2.5 Bailiwick Of Jersey 1.7 Italy 0.8 Germany 0.7 Japan 0.7 France 0.6 Netherlands 0.6 Others 3.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.2 Grand Cayman (UK Overseas Ter) - 3.6 United Kingdom - 2.5 Bailiwick Of Jersey - 1.7 Italy - 0.8 Germany - 0.7 Japan - 0.7 France - 0.6 Netherlands - 0.6 Others - 3.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 31.8 US Treasury Bonds 11.5 Uniform Mortgage Backed Securities 5.6 Ginnie Mae II Pool 3.3 Fannie Mae Mortgage pass-thru certificates 3.1 Freddie Mac Gold Pool 1.4 Bank of America Corp 1.0 Morgan Stanley 0.9 JPMorgan Chase & Co 0.8 Goldman Sachs Group Inc/The 0.5 59.9
Fidelity Sustainability Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainability Bond Index Fund
Class Name	Fidelity® Sustainability Bond Index Fund
Trading Symbol	FNDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainability Bond Index Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainability Bond Index Fund	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 678,795,778
Holdings Count | shares	3,448
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$678,795,778
Number of Holdings	3,448
Portfolio Turnover	68%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 68.9 AAA 3.2 AA 2.9 A 13.1 BBB 11.0 BB 0.5 Not Rated 0.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 68.9 AAA - 3.2 AA - 2.9 A - 13.1 BBB - 11.0 BB - 0.5 Not Rated - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 45.5 Corporate Bonds 26.9 U.S. Government Agency - Mortgage Securities 23.3 Foreign Government and Government Agency Obligations 2.3 CMOs and Other Mortgage Related Securities 1.4 Asset-Backed Securities 0.5 U.S. Government Agency Obligations 0.1 Other Investments 0.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 45.5 Corporate Bonds - 26.9 U.S. Government Agency - Mortgage Securities - 23.3 Foreign Government and Government Agency Obligations - 2.3 CMOs and Other Mortgage Related Securities - 1.4 Asset-Backed Securities - 0.5 U.S. Government Agency Obligations - 0.1 Other Investments - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 92.1 United Kingdom 1.4 Canada 1.2 Multi-national 0.9 Japan 0.7 Mexico 0.5 Germany 0.4 Israel 0.4 Netherlands 0.3 Others 2.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.1 United Kingdom - 1.4 Canada - 1.2 Multi-national - 0.9 Japan - 0.7 Mexico - 0.5 Germany - 0.4 Israel - 0.4 Netherlands - 0.3 Others - 2.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 35.4 US Treasury Bonds 10.1 Fannie Mae Mortgage pass-thru certificates 9.2 Freddie Mac Gold Pool 7.3 Ginnie Mae II Pool 4.8 Ginnie Mae I Pool 0.8 JPMorgan Chase & Co 0.8 Freddie Mac Multifamily Structured pass-thru certificates 0.8 Uniform Mortgage Backed Securities 0.7 Bank of America Corp 0.7 70.6
Fidelity Short-Term Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Bond Index Fund
Class Name	Fidelity® Short-Term Bond Index Fund
Trading Symbol	FNSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Short-Term Bond Index Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Short-Term Bond Index Fund	$ 2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 3,642,655,388
Holdings Count | shares	1,395
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$3,642,655,388
Number of Holdings	1,395
Portfolio Turnover	35%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 70.6 AAA 1.2 AA 3.4 A 12.9 BBB 10.7 BB 0.5 Short-Term Investments and Net Other Assets (Liabilities) 0.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 70.6 AAA - 1.2 AA - 3.4 A - 12.9 BBB - 10.7 BB - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 70.4 Corporate Bonds 27.3 Foreign Government and Government Agency Obligations 0.9 Other Investments 0.5 U.S. Government Agency Obligations 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 70.4 Corporate Bonds - 27.3 Foreign Government and Government Agency Obligations - 0.9 Other Investments - 0.5 U.S. Government Agency Obligations - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 93.0 Canada 1.5 United Kingdom 1.4 Japan 1.0 Germany 0.7 Multi-national 0.4 Australia 0.4 Spain 0.3 Korea (South) 0.2 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.0 Canada - 1.5 United Kingdom - 1.4 Japan - 1.0 Germany - 0.7 Multi-national - 0.4 Australia - 0.4 Spain - 0.3 Korea (South) - 0.2 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 70.4 JPMorgan Chase & Co 0.9 Bank of America Corp 0.8 Morgan Stanley 0.8 Goldman Sachs Group Inc/The 0.7 Wells Fargo & Co 0.7 HSBC Holdings PLC 0.5 Citigroup Inc 0.4 KfW 0.4 Barclays PLC 0.3 75.9
Fidelity Short-Term Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Bond Fund
Class Name	Fidelity® Short-Term Bond Fund
Trading Symbol	FSHBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Short-Term Bond Fund	$ 15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 2,597,034,230
Holdings Count | shares	464
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$2,597,034,230
Number of Holdings	464
Portfolio Turnover	99%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 45.2 AAA 13.6 AA 1.6 A 18.2 BBB 16.0 BB 1.2 Not Rated 3.6 Short-Term Investments and Net Other Assets (Liabilities) 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 45.2 AAA - 13.6 AA - 1.6 A - 18.2 BBB - 16.0 BB - 1.2 Not Rated - 3.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 45.0 Corporate Bonds 35.8 Asset-Backed Securities 14.0 CMOs and Other Mortgage Related Securities 4.0 Other Investments 0.3 U.S. Government Agency - Mortgage Securities 0.2 Foreign Government and Government Agency Obligations 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 45.0 Corporate Bonds - 35.8 Asset-Backed Securities - 14.0 CMOs and Other Mortgage Related Securities - 4.0 Other Investments - 0.3 U.S. Government Agency - Mortgage Securities - 0.2 Foreign Government and Government Agency Obligations - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 81.8 United Kingdom 4.3 Grand Cayman (UK Overseas Ter) 3.6 Germany 2.5 Canada 2.1 France 1.2 Ireland 1.2 Netherlands 0.8 Bailiwick Of Jersey 0.8 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 81.8 United Kingdom - 4.3 Grand Cayman (UK Overseas Ter) - 3.6 Germany - 2.5 Canada - 2.1 France - 1.2 Ireland - 1.2 Netherlands - 0.8 Bailiwick Of Jersey - 0.8 Others - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 45.0 JPMorgan Chase & Co 1.5 Bank of America Corp 1.1 Wells Fargo & Co 1.0 Barclays PLC 1.0 Goldman Sachs Group Inc/The 0.9 General Motors Financial Co Inc 0.8 Ford Motor Credit Co LLC 0.7 Citigroup Inc 0.7 Deutsche Bank AG/New York NY 0.7 53.4
Fidelity Advisor Short-Term Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Bond Fund
Class Name	Fidelity Advisor® Short-Term Bond Fund Class Z
Trading Symbol	FIKTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 2,597,034,230
Holdings Count | shares	464
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$2,597,034,230
Number of Holdings	464
Portfolio Turnover	99%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 45.2 AAA 13.6 AA 1.6 A 18.2 BBB 16.0 BB 1.2 Not Rated 3.6 Short-Term Investments and Net Other Assets (Liabilities) 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 45.2 AAA - 13.6 AA - 1.6 A - 18.2 BBB - 16.0 BB - 1.2 Not Rated - 3.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 45.0 Corporate Bonds 35.8 Asset-Backed Securities 14.0 CMOs and Other Mortgage Related Securities 4.0 Other Investments 0.3 U.S. Government Agency - Mortgage Securities 0.2 Foreign Government and Government Agency Obligations 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 45.0 Corporate Bonds - 35.8 Asset-Backed Securities - 14.0 CMOs and Other Mortgage Related Securities - 4.0 Other Investments - 0.3 U.S. Government Agency - Mortgage Securities - 0.2 Foreign Government and Government Agency Obligations - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 81.8 United Kingdom 4.3 Grand Cayman (UK Overseas Ter) 3.6 Germany 2.5 Canada 2.1 France 1.2 Ireland 1.2 Netherlands 0.8 Bailiwick Of Jersey 0.8 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 81.8 United Kingdom - 4.3 Grand Cayman (UK Overseas Ter) - 3.6 Germany - 2.5 Canada - 2.1 France - 1.2 Ireland - 1.2 Netherlands - 0.8 Bailiwick Of Jersey - 0.8 Others - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 45.0 JPMorgan Chase & Co 1.5 Bank of America Corp 1.1 Wells Fargo & Co 1.0 Barclays PLC 1.0 Goldman Sachs Group Inc/The 0.9 General Motors Financial Co Inc 0.8 Ford Motor Credit Co LLC 0.7 Citigroup Inc 0.7 Deutsche Bank AG/New York NY 0.7 53.4
Fidelity Advisor Short-Term Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Bond Fund
Class Name	Fidelity Advisor® Short-Term Bond Fund Class M
Trading Symbol	FBNTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 2,597,034,230
Holdings Count | shares	464
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$2,597,034,230
Number of Holdings	464
Portfolio Turnover	99%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 45.2 AAA 13.6 AA 1.6 A 18.2 BBB 16.0 BB 1.2 Not Rated 3.6 Short-Term Investments and Net Other Assets (Liabilities) 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 45.2 AAA - 13.6 AA - 1.6 A - 18.2 BBB - 16.0 BB - 1.2 Not Rated - 3.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 45.0 Corporate Bonds 35.8 Asset-Backed Securities 14.0 CMOs and Other Mortgage Related Securities 4.0 Other Investments 0.3 U.S. Government Agency - Mortgage Securities 0.2 Foreign Government and Government Agency Obligations 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 45.0 Corporate Bonds - 35.8 Asset-Backed Securities - 14.0 CMOs and Other Mortgage Related Securities - 4.0 Other Investments - 0.3 U.S. Government Agency - Mortgage Securities - 0.2 Foreign Government and Government Agency Obligations - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 81.8 United Kingdom 4.3 Grand Cayman (UK Overseas Ter) 3.6 Germany 2.5 Canada 2.1 France 1.2 Ireland 1.2 Netherlands 0.8 Bailiwick Of Jersey 0.8 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 81.8 United Kingdom - 4.3 Grand Cayman (UK Overseas Ter) - 3.6 Germany - 2.5 Canada - 2.1 France - 1.2 Ireland - 1.2 Netherlands - 0.8 Bailiwick Of Jersey - 0.8 Others - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 45.0 JPMorgan Chase & Co 1.5 Bank of America Corp 1.1 Wells Fargo & Co 1.0 Barclays PLC 1.0 Goldman Sachs Group Inc/The 0.9 General Motors Financial Co Inc 0.8 Ford Motor Credit Co LLC 0.7 Citigroup Inc 0.7 Deutsche Bank AG/New York NY 0.7 53.4
Fidelity Advisor Short-Term Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Bond Fund
Class Name	Fidelity Advisor® Short-Term Bond Fund Class I
Trading Symbol	FBNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 2,597,034,230
Holdings Count | shares	464
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$2,597,034,230
Number of Holdings	464
Portfolio Turnover	99%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 45.2 AAA 13.6 AA 1.6 A 18.2 BBB 16.0 BB 1.2 Not Rated 3.6 Short-Term Investments and Net Other Assets (Liabilities) 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 45.2 AAA - 13.6 AA - 1.6 A - 18.2 BBB - 16.0 BB - 1.2 Not Rated - 3.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 45.0 Corporate Bonds 35.8 Asset-Backed Securities 14.0 CMOs and Other Mortgage Related Securities 4.0 Other Investments 0.3 U.S. Government Agency - Mortgage Securities 0.2 Foreign Government and Government Agency Obligations 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 45.0 Corporate Bonds - 35.8 Asset-Backed Securities - 14.0 CMOs and Other Mortgage Related Securities - 4.0 Other Investments - 0.3 U.S. Government Agency - Mortgage Securities - 0.2 Foreign Government and Government Agency Obligations - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 81.8 United Kingdom 4.3 Grand Cayman (UK Overseas Ter) 3.6 Germany 2.5 Canada 2.1 France 1.2 Ireland 1.2 Netherlands 0.8 Bailiwick Of Jersey 0.8 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 81.8 United Kingdom - 4.3 Grand Cayman (UK Overseas Ter) - 3.6 Germany - 2.5 Canada - 2.1 France - 1.2 Ireland - 1.2 Netherlands - 0.8 Bailiwick Of Jersey - 0.8 Others - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 45.0 JPMorgan Chase & Co 1.5 Bank of America Corp 1.1 Wells Fargo & Co 1.0 Barclays PLC 1.0 Goldman Sachs Group Inc/The 0.9 General Motors Financial Co Inc 0.8 Ford Motor Credit Co LLC 0.7 Citigroup Inc 0.7 Deutsche Bank AG/New York NY 0.7 53.4
Fidelity Advisor Short-Term Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Bond Fund
Class Name	Fidelity Advisor® Short-Term Bond Fund Class C
Trading Symbol	FANCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 69	1.37%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.37%
Net Assets	$ 2,597,034,230
Holdings Count | shares	464
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$2,597,034,230
Number of Holdings	464
Portfolio Turnover	99%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 45.2 AAA 13.6 AA 1.6 A 18.2 BBB 16.0 BB 1.2 Not Rated 3.6 Short-Term Investments and Net Other Assets (Liabilities) 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 45.2 AAA - 13.6 AA - 1.6 A - 18.2 BBB - 16.0 BB - 1.2 Not Rated - 3.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 45.0 Corporate Bonds 35.8 Asset-Backed Securities 14.0 CMOs and Other Mortgage Related Securities 4.0 Other Investments 0.3 U.S. Government Agency - Mortgage Securities 0.2 Foreign Government and Government Agency Obligations 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 45.0 Corporate Bonds - 35.8 Asset-Backed Securities - 14.0 CMOs and Other Mortgage Related Securities - 4.0 Other Investments - 0.3 U.S. Government Agency - Mortgage Securities - 0.2 Foreign Government and Government Agency Obligations - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 81.8 United Kingdom 4.3 Grand Cayman (UK Overseas Ter) 3.6 Germany 2.5 Canada 2.1 France 1.2 Ireland 1.2 Netherlands 0.8 Bailiwick Of Jersey 0.8 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 81.8 United Kingdom - 4.3 Grand Cayman (UK Overseas Ter) - 3.6 Germany - 2.5 Canada - 2.1 France - 1.2 Ireland - 1.2 Netherlands - 0.8 Bailiwick Of Jersey - 0.8 Others - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 45.0 JPMorgan Chase & Co 1.5 Bank of America Corp 1.1 Wells Fargo & Co 1.0 Barclays PLC 1.0 Goldman Sachs Group Inc/The 0.9 General Motors Financial Co Inc 0.8 Ford Motor Credit Co LLC 0.7 Citigroup Inc 0.7 Deutsche Bank AG/New York NY 0.7 53.4
Fidelity Advisor Short-Term Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Bond Fund
Class Name	Fidelity Advisor® Short-Term Bond Fund Class A
Trading Symbol	FBNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 2,597,034,230
Holdings Count | shares	464
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$2,597,034,230
Number of Holdings	464
Portfolio Turnover	99%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 45.2 AAA 13.6 AA 1.6 A 18.2 BBB 16.0 BB 1.2 Not Rated 3.6 Short-Term Investments and Net Other Assets (Liabilities) 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 45.2 AAA - 13.6 AA - 1.6 A - 18.2 BBB - 16.0 BB - 1.2 Not Rated - 3.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 45.0 Corporate Bonds 35.8 Asset-Backed Securities 14.0 CMOs and Other Mortgage Related Securities 4.0 Other Investments 0.3 U.S. Government Agency - Mortgage Securities 0.2 Foreign Government and Government Agency Obligations 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 45.0 Corporate Bonds - 35.8 Asset-Backed Securities - 14.0 CMOs and Other Mortgage Related Securities - 4.0 Other Investments - 0.3 U.S. Government Agency - Mortgage Securities - 0.2 Foreign Government and Government Agency Obligations - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 81.8 United Kingdom 4.3 Grand Cayman (UK Overseas Ter) 3.6 Germany 2.5 Canada 2.1 France 1.2 Ireland 1.2 Netherlands 0.8 Bailiwick Of Jersey 0.8 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 81.8 United Kingdom - 4.3 Grand Cayman (UK Overseas Ter) - 3.6 Germany - 2.5 Canada - 2.1 France - 1.2 Ireland - 1.2 Netherlands - 0.8 Bailiwick Of Jersey - 0.8 Others - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 45.0 JPMorgan Chase & Co 1.5 Bank of America Corp 1.1 Wells Fargo & Co 1.0 Barclays PLC 1.0 Goldman Sachs Group Inc/The 0.9 General Motors Financial Co Inc 0.8 Ford Motor Credit Co LLC 0.7 Citigroup Inc 0.7 Deutsche Bank AG/New York NY 0.7 53.4
Fidelity Series Sustainable Investment Grade Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Sustainable Investment Grade Bond Fund
Class Name	Fidelity® Series Sustainable Investment Grade Bond Fund
Trading Symbol	FIGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Sustainable Investment Grade Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Sustainable Investment Grade Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 14,833,760
Holdings Count | shares	204
Investment Company Portfolio Turnover	483.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$14,833,760
Number of Holdings	204
Portfolio Turnover	483%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 69.7 AAA 4.1 AA 0.5 A 9.2 BBB 9.0 BB 0.6 Not Rated 1.7 Short-Term Investments and Net Other Assets (Liabilities) 5.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 69.7 AAA - 4.1 AA - 0.5 A - 9.2 BBB - 9.0 BB - 0.6 Not Rated - 1.7 Short-Term Investments and Net Other Assets (Liabilities) - 5.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 55.1 Corporate Bonds 18.6 U.S. Government Agency - Mortgage Securities 14.6 Asset-Backed Securities 6.0 Foreign Government and Government Agency Obligations 0.4 CMOs and Other Mortgage Related Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 5.2 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 55.1 Corporate Bonds - 18.6 U.S. Government Agency - Mortgage Securities - 14.6 Asset-Backed Securities - 6.0 Foreign Government and Government Agency Obligations - 0.4 CMOs and Other Mortgage Related Securities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 5.2 United States 93.1 Grand Cayman (UK Overseas Ter) 5.7 Canada 0.4 Mexico 0.4 Netherlands 0.2 United Kingdom 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.1 Grand Cayman (UK Overseas Ter) - 5.7 Canada - 0.4 Mexico - 0.4 Netherlands - 0.2 United Kingdom - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 43.2 US Treasury Bonds 11.9 Uniform Mortgage Backed Securities 7.3 Ginnie Mae II Pool 3.6 Fannie Mae Mortgage pass-thru certificates 1.8 Allegro Clo Xii Ltd 1.7 RR 28 LTD / RR 28 LLC 1.7 Magnetite Xxvi Ltd / Magnetite Xxvi LLC 1.7 JPMorgan Chase & Co 1.2 Bank of America Corp 1.0 75.1
Fidelity Series Short-Term Credit Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Short-Term Credit Fund
Class Name	Fidelity® Series Short-Term Credit Fund
Trading Symbol	FYBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Short-Term Credit Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Short-Term Credit Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 391,226,440
Holdings Count | shares	427
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$391,226,440
Number of Holdings	427
Portfolio Turnover	63%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 14.1 AAA 11.6 AA 0.7 A 30.0 BBB 37.1 BB 2.6 Not Rated 4.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 14.1 AAA - 11.6 AA - 0.7 A - 30.0 BBB - 37.1 BB - 2.6 Not Rated - 4.6 Short-Term Investments and Net Other Assets (Liabilities) - (0.7)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 69.2 U.S. Treasury Obligations 13.2 Asset-Backed Securities 12.8 CMOs and Other Mortgage Related Securities 4.4 U.S. Government Agency - Mortgage Securities 0.9 Other Investments 0.2 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 69.2 U.S. Treasury Obligations - 13.2 Asset-Backed Securities - 12.8 CMOs and Other Mortgage Related Securities - 4.4 U.S. Government Agency - Mortgage Securities - 0.9 Other Investments - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (0.7)% United States 77.9 United Kingdom 6.0 Grand Cayman (UK Overseas Ter) 3.4 Canada 2.8 Germany 2.0 Japan 1.7 Ireland 1.5 France 1.1 Netherlands 0.9 Others 2.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 77.9 United Kingdom - 6.0 Grand Cayman (UK Overseas Ter) - 3.4 Canada - 2.8 Germany - 2.0 Japan - 1.7 Ireland - 1.5 France - 1.1 Netherlands - 0.9 Others - 2.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 13.2 Bank of America Corp 3.6 JPMorgan Chase & Co 2.4 Wells Fargo & Co 2.2 Morgan Stanley 2.2 Citigroup Inc 1.8 Goldman Sachs Group Inc/The 1.7 Ford Motor Credit Co LLC 1.7 HSBC Holdings PLC 1.7 General Motors Financial Co Inc 1.6 32.1
Fidelity Series Investment Grade Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Investment Grade Bond Fund
Class Name	Fidelity® Series Investment Grade Bond Fund
Trading Symbol	FSIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Investment Grade Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Investment Grade Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 39,245,098,626
Holdings Count | shares	4,551
Investment Company Portfolio Turnover	194.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$39,245,098,626
Number of Holdings	4,551
Portfolio Turnover	194%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 64.6 AAA 6.3 AA 1.2 A 6.5 BBB 13.1 BB 1.6 B 0.8 CCC,CC,C 0.1 Not Rated 6.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 64.6 AAA - 6.3 AA - 1.2 A - 6.5 BBB - 13.1 BB - 1.6 B - 0.8 CCC,CC,C - 0.1 Not Rated - 6.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.3)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 51.8 Corporate Bonds 20.3 U.S. Government Agency - Mortgage Securities 12.8 Asset-Backed Securities 8.2 CMOs and Other Mortgage Related Securities 6.9 Other Investments 0.2 Foreign Government and Government Agency Obligations 0.1 Preferred Securities 0.0 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 51.8 Corporate Bonds - 20.3 U.S. Government Agency - Mortgage Securities - 12.8 Asset-Backed Securities - 8.2 CMOs and Other Mortgage Related Securities - 6.9 Other Investments - 0.2 Foreign Government and Government Agency Obligations - 0.1 Preferred Securities - 0.0 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.3)% United States 90.9 Grand Cayman (UK Overseas Ter) 4.7 United Kingdom 1.0 Mexico 0.7 Ireland 0.7 Bailiwick Of Jersey 0.6 Switzerland 0.3 Multi-national 0.2 France 0.2 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.9 Grand Cayman (UK Overseas Ter) - 4.7 United Kingdom - 1.0 Mexico - 0.7 Ireland - 0.7 Bailiwick Of Jersey - 0.6 Switzerland - 0.3 Multi-national - 0.2 France - 0.2 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 40.8 US Treasury Bonds 11.0 Fannie Mae Mortgage pass-thru certificates 4.2 Ginnie Mae II Pool 3.3 Freddie Mac Gold Pool 3.3 Freddie Mac Multifamily Structured pass-thru certificates 1.3 Uniform Mortgage Backed Securities 1.2 JPMorgan Chase & Co 1.0 Bank of America Corp 0.8 Wells Fargo & Co 0.8 67.7
Fidelity Series Government Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Government Money Market Fund
Class Name	Fidelity® Series Government Money Market Fund
Trading Symbol	FGNXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Government Money Market Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Government Money Market Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 2,789,043,520
Holdings Count | shares	459
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$2,789,043,520
Number of Holdings	459

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 67.4 8-30 9.5 31-60 11.0 61-90 6.1 91-180 3.4 >180 3.6 Repurchase Agreements 45.3 U.S. Government Agency - Debt 30.0 U.S. Treasury Obligations 25.7 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 45.3 U.S. Government Agency - Debt - 30.0 U.S. Treasury Obligations - 25.7 Net Other Assets (Liabilities) - (1.0)%
Fidelity Series Corporate Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Corporate Bond Fund
Class Name	Fidelity® Series Corporate Bond Fund
Trading Symbol	FHMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Corporate Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Corporate Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 904,749,649
Holdings Count | shares	649
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$904,749,649
Number of Holdings	649
Portfolio Turnover	39%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 5.9 AAA 0.0 AA 2.8 A 27.8 BBB 55.7 BB 3.8 B 0.8 Not Rated 0.4 Short-Term Investments and Net Other Assets (Liabilities) 2.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 5.9 AAA - 0.0 AA - 2.8 A - 27.8 BBB - 55.7 BB - 3.8 B - 0.8 Not Rated - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 89.0 U.S. Treasury Obligations 5.9 Asset-Backed Securities 1.6 CMOs and Other Mortgage Related Securities 0.4 Preferred Securities 0.2 Foreign Government and Government Agency Obligations 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 89.0 U.S. Treasury Obligations - 5.9 Asset-Backed Securities - 1.6 CMOs and Other Mortgage Related Securities - 0.4 Preferred Securities - 0.2 Foreign Government and Government Agency Obligations - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 United States 84.3 United Kingdom 3.5 Canada 2.8 Ireland 2.1 Germany 1.3 Belgium 1.0 Japan 0.9 Netherlands 0.9 France 0.8 Others 2.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.3 United Kingdom - 3.5 Canada - 2.8 Ireland - 2.1 Germany - 1.3 Belgium - 1.0 Japan - 0.9 Netherlands - 0.9 France - 0.8 Others - 2.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 5.9 Morgan Stanley 2.5 Bank of America Corp 2.3 JPMorgan Chase & Co 2.1 Oracle Corp 2.0 Wells Fargo & Co 1.9 Broadcom Inc 1.8 Boeing Co 1.4 Meta Platforms Inc 1.2 Dell International LLC / EMC Corp 1.1 22.2
Fidelity Series Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Bond Index Fund
Class Name	Fidelity® Series Bond Index Fund
Trading Symbol	FIFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Bond Index Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 33,339,129,644
Holdings Count | shares	9,857
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$33,339,129,644
Number of Holdings	9,857
Portfolio Turnover	55%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 69.2 AAA 2.6 AA 3.3 A 13.3 BBB 10.6 BB 0.6 Not Rated 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 69.2 AAA - 2.6 AA - 3.3 A - 13.3 BBB - 10.6 BB - 0.6 Not Rated - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - (0.2)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 45.1 Corporate Bonds 27.2 U.S. Government Agency - Mortgage Securities 23.8 CMOs and Other Mortgage Related Securities 1.5 Foreign Government and Government Agency Obligations 1.4 Asset-Backed Securities 0.5 Municipal Securities 0.3 U.S. Government Agency Obligations 0.3 Other Investments 0.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 45.1 Corporate Bonds - 27.2 U.S. Government Agency - Mortgage Securities - 23.8 CMOs and Other Mortgage Related Securities - 1.5 Foreign Government and Government Agency Obligations - 1.4 Asset-Backed Securities - 0.5 Municipal Securities - 0.3 U.S. Government Agency Obligations - 0.3 Other Investments - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.2)% United States 94.2 Canada 1.2 United Kingdom 0.9 Japan 0.6 Multi-national 0.6 Mexico 0.4 Australia 0.2 Germany 0.2 Spain 0.2 Others 1.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.2 Canada - 1.2 United Kingdom - 0.9 Japan - 0.6 Multi-national - 0.6 Mexico - 0.4 Australia - 0.2 Germany - 0.2 Spain - 0.2 Others - 1.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 35.1 US Treasury Bonds 10.0 Fannie Mae Mortgage pass-thru certificates 9.4 Freddie Mac Gold Pool 8.0 Ginnie Mae II Pool 5.1 Freddie Mac Multifamily Structured pass-thru certificates 0.8 JPMorgan Chase & Co 0.8 Ginnie Mae I Pool 0.7 Bank of America Corp 0.7 Morgan Stanley 0.7 71.3
Fidelity SAI Total Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Total Bond Fund
Class Name	Fidelity® SAI Total Bond Fund
Trading Symbol	FSMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Total Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Total Bond Fund	$ 15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 22,768,297,393
Holdings Count | shares	6,214
Investment Company Portfolio Turnover	176.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$22,768,297,393
Number of Holdings	6,214
Portfolio Turnover	176%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 57.4 AAA 5.9 AA 1.5 A 6.4 BBB 13.2 BB 3.7 B 4.3 CCC,CC,C 1.0 D 0.0 Not Rated 7.4 Equities 0.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 57.4 AAA - 5.9 AA - 1.5 A - 6.4 BBB - 13.2 BB - 3.7 B - 4.3 CCC,CC,C - 1.0 D - 0.0 Not Rated - 7.4 Equities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (1.0)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 43.4 Corporate Bonds 21.7 U.S. Government Agency - Mortgage Securities 14.0 Asset-Backed Securities 8.0 CMOs and Other Mortgage Related Securities 7.3 Bank Loan Obligations 4.9 Foreign Government and Government Agency Obligations 1.2 Preferred Securities 0.2 Common Stocks 0.2 Other Investments 0.1 Preferred Stocks 0.0 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 43.4 Corporate Bonds - 21.7 U.S. Government Agency - Mortgage Securities - 14.0 Asset-Backed Securities - 8.0 CMOs and Other Mortgage Related Securities - 7.3 Bank Loan Obligations - 4.9 Foreign Government and Government Agency Obligations - 1.2 Preferred Securities - 0.2 Common Stocks - 0.2 Other Investments - 0.1 Preferred Stocks - 0.0 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (1.0)% United States 88.3 Grand Cayman (UK Overseas Ter) 4.4 United Kingdom 1.3 Mexico 1.0 Ireland 0.7 Bailiwick Of Jersey 0.6 Germany 0.5 France 0.5 Canada 0.4 Others 2.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.3 Grand Cayman (UK Overseas Ter) - 4.4 United Kingdom - 1.3 Mexico - 1.0 Ireland - 0.7 Bailiwick Of Jersey - 0.6 Germany - 0.5 France - 0.5 Canada - 0.4 Others - 2.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 31.7 US Treasury Bonds 11.7 Fannie Mae Mortgage pass-thru certificates 4.7 Ginnie Mae II Pool 3.7 Freddie Mac Gold Pool 3.1 Uniform Mortgage Backed Securities 1.5 Freddie Mac Multifamily Structured pass-thru certificates 1.3 JPMorgan Chase & Co 1.0 Bank of America Corp 0.8 Fannie Mae Guaranteed REMIC 0.8 60.3
Fidelity SAI Sustainable Low Duration Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable Low Duration Bond Fund
Class Name	Fidelity® SAI Sustainable Low Duration Bond Fund
Trading Symbol	FAPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Sustainable Low Duration Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Low Duration Bond Fund	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 55,614,495
Holdings Count | shares	340
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$55,614,495
Number of Holdings	340
Portfolio Turnover	45%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.0 AAA 20.2 AA 3.6 A 29.2 BBB 17.3 BB 0.2 Not Rated 2.4 Short-Term Investments and Net Other Assets (Liabilities) 2.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 25.0 AAA - 20.2 AA - 3.6 A - 29.2 BBB - 17.3 BB - 0.2 Not Rated - 2.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 50.2 U.S. Treasury Obligations 25.0 Asset-Backed Securities 21.5 CMOs and Other Mortgage Related Securities 1.1 Other Investments 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 50.2 U.S. Treasury Obligations - 25.0 Asset-Backed Securities - 21.5 CMOs and Other Mortgage Related Securities - 1.1 Other Investments - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 United States 83.4 Canada 6.0 United Kingdom 4.0 Netherlands 1.5 Japan 1.4 Ireland 0.8 France 0.7 Germany 0.6 Sweden 0.4 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.4 Canada - 6.0 United Kingdom - 4.0 Netherlands - 1.5 Japan - 1.4 Ireland - 0.8 France - 0.7 Germany - 0.6 Sweden - 0.4 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 17.4 US Treasury Bill 7.6 Wells Fargo & Co 1.9 JPMorgan Chase & Co 1.9 Bank of America Corp 1.8 Goldman Sachs Group Inc/The 1.6 Royal Bank of Canada 1.3 Bank of Nova Scotia/The 1.3 Toronto Dominion Bank 1.1 Lloyds Banking Group PLC 1.1 37.0
Fidelity SAI Sustainable Core Plus Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable Core Plus Bond Fund
Class Name	Fidelity® SAI Sustainable Core Plus Bond Fund
Trading Symbol	FIABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Sustainable Core Plus Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Core Plus Bond Fund	$ 18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 225,516,871
Holdings Count | shares	967
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$225,516,871
Number of Holdings	967
Portfolio Turnover	177%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 64.7 AAA 4.2 AA 0.6 A 8.7 BBB 9.3 BB 4.2 B 1.7 CCC,CC,C 0.9 D 0.0 Not Rated 2.1 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 64.7 AAA - 4.2 AA - 0.6 A - 8.7 BBB - 9.3 BB - 4.2 B - 1.7 CCC,CC,C - 0.9 D - 0.0 Not Rated - 2.1 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 50.0 Corporate Bonds 24.4 U.S. Government Agency - Mortgage Securities 14.7 Asset-Backed Securities 5.3 Foreign Government and Government Agency Obligations 0.9 Bank Loan Obligations 0.6 CMOs and Other Mortgage Related Securities 0.4 Preferred Securities 0.1 Preferred Stocks 0.0 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 50.0 Corporate Bonds - 24.4 U.S. Government Agency - Mortgage Securities - 14.7 Asset-Backed Securities - 5.3 Foreign Government and Government Agency Obligations - 0.9 Bank Loan Obligations - 0.6 CMOs and Other Mortgage Related Securities - 0.4 Preferred Securities - 0.1 Preferred Stocks - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.6 United States 87.7 Grand Cayman (UK Overseas Ter) 3.1 United Kingdom 1.8 Bailiwick Of Jersey 1.5 France 0.8 Germany 0.6 Canada 0.6 Netherlands 0.5 Japan 0.4 Others 3.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.7 Grand Cayman (UK Overseas Ter) - 3.1 United Kingdom - 1.8 Bailiwick Of Jersey - 1.5 France - 0.8 Germany - 0.6 Canada - 0.6 Netherlands - 0.5 Japan - 0.4 Others - 3.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 38.9 US Treasury Bonds 11.1 Uniform Mortgage Backed Securities 6.5 Ginnie Mae II Pool 3.7 Fannie Mae Mortgage pass-thru certificates 3.1 Freddie Mac Gold Pool 1.1 Bank of America Corp 1.0 Morgan Stanley 0.9 JPMorgan Chase & Co 0.8 Aimco CLO 20 Ltd 0.6 67.7